UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05547
Laudus Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)                     (Zip code)
Marie Chandoha
Laudus Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: September 30, 2011

Item 1: Report(s) to Shareholders.

Semiannual Report September 30, 2011

COMMAND PERFORMANCETM

Laudus Growth Investors U.S. Large Cap Growth Fund

Adviser
Charles Schwab Investment Management, Inc.

Subadviser
UBS Global Asset Management (Americas) Inc.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc., UBS Global Asset Management (Americas) Inc. and ALPS Distributors, Inc. are unaffiliated entities.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com.

Total Return for the Report Period

Laudus Growth Investors U.S. Large Cap Growth Fund (Ticker Symbol: LGILX)	-12.35%

Russell 1000® Growth Index	-12.48%

Performance Details	pages 4-5

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Redemption fees charged on shares sold or exchanged 30 days or less after purchasing them may affect share level returns.

Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please see prospectus for further detail and investor eligibility requirements.

Laudus Growth Investors U.S. Large Cap Growth Fund 1

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

Dear Shareholder,

During the six-month period that ended September 30, 2011, the financial markets saw sharp declines in global stocks and long-term interest rates in the United States. Contributing to these events were continued challenges in Europe, the downgrade of long-term U.S. Treasury debt, and a global economy that appeared to be losing steam.

As global economic data began pointing toward weaker growth ahead, concerns about the debt levels of sovereign nations helped dampen investment in stocks worldwide. In August, credit rating agency Standard & Poor’s warned against the growing level of debt owed by the U.S. government and downgraded the credit rating of long-term U.S. debt from AAA to AA+. Throughout the summer, markets labored under worries that a default on Greece’s sovereign debt could destabilize some European banks and that debt levels in Portugal, Italy, or Spain might lead to further financial instability across the globe.

These concerns combined to spark a global sell-off in stocks in August and September, as markets appeared to forecast another worldwide recession. A flight to quality by investors helped stock markets in the United States outperform international markets, although both generated negative absolute returns. Large-capitalization growth stocks posted the strongest returns in U.S. equity markets. Technology was the best performing sector, while financials lagged other sectors significantly.

As stock prices fell, the dividend yield of the S&P 500 rose to a level that matched the yield of 10-year U.S. Treasury bonds, something that has happened only twice in over 60 years. Investors sought the safety of U.S. Treasury securities and yields on 10-year Treasury notes fell from 3.5% at the end of March to 2.0% at the end of September. Corporate bonds and other non-Treasury debt securities traded at higher spreads to Treasury bonds over the last months of the period as investors moved toward safer assets.

Although the Laudus Growth Investors U.S. Large Cap Growth Fund produced negative returns, positive results in the Consumer Discretionary and Industrials sectors helped the fund outperform its comparative index during the review period. Please read further in this report for details about the fund’s characteristics and investment performance.

2 Laudus Growth Investors U.S. Large Cap Growth Fund

From the President continued

As global economic data began pointing toward weaker growth ahead, concerns about the debt levels of sovereign nations helped dampen investment in stocks worldwide.

Laudus Growth Investors U.S. Large Cap Growth Fund is a member of the Laudus Fund family, formed in 2004 by Charles Schwab Investment Management, Inc. with the objective of providing clients with access to third party portfolio management teams with strong investment records. The fund is a growth-oriented portfolio sub-advised by the Growth Investors Team at UBS Global Asset Management (Americas) Inc.

Thank you for investing in the Laudus Growth Investors U.S. Large Cap Growth Fund. We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.laudus.com. We are also happy to hear from you at 1-800-447-3332.

Sincerely,

Laudus Growth Investors U.S. Large Cap Growth Fund 3

Laudus Growth Investors U.S. Large Cap Growth Fund

Performance Summary as of 9/30/11

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Laudus Growth Investors U.S. Large Cap Growth Fund (10/14/97)	-12.35%	3.81%	4.60%	5.23%
Russell 1000® Growth Index*	-12.48%	3.78%	1.62%	3.01%

Fund Expense Ratios3: Net 0.78%; Gross 0.94%

 Fund Characteristics

Number of Securities	45
Weighted Average Market Cap ($ x 1,000,000)	$63,711
Price to Earnings (P/E)	21.31
Price/Book Ratio (P/B)	3.60
Portfolio Turnover (One year trailing)	95%

 Fund Overview

Fund

Initial Investment	$100
Inception Date	10/14/1997**
Ticker Symbol	LGILX
Cusip	51855Q549
NAV	$11.71

Portfolio holdings may have changed since the report date.

*	Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in any index and index figures do not include trading and management costs.
**	Inception date is that of the fund’s predecessor fund, the Y Class of the UBS U.S. Large Cap Growth Fund.
[1]	Total returns include change in share price and reinvestment of distributions. Total returns may reflect the waiver of a portion of a fund’s advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower. Performance results less than one year are not annualized.
[2]	Effective July 13, 2009, all outstanding Class A, B and C shares of the UBS U.S. Large Cap Growth Fund (UBS Growth Fund) were converted to Class Y shares, and the UBS Growth Fund’s assets were acquired by the Laudus Growth Investors U.S. Large Cap Growth Fund. The performance and financial history prior to July 13, 2009 are that of the Class Y shares of the predecessor fund.
[3]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/13. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.

4 Laudus Growth Investors U.S. Large Cap Growth Fund

 Laudus Growth Investors U.S. Large Cap Growth Fund

Performance Summary   as of 9/30/11 continued

 Sector Weightings % of Equities

Information Technology	32.0%
Consumer Discretionary	21.9%
Health Care	12.1%
Industrials	9.3%
Consumer Staples	8.2%
Energy	6.3%
Materials	5.2%
Telecommunication Services	2.6%
Financials	2.4%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Apple, Inc.	7.4%
Amazon.com, Inc.	4.7%
Google, Inc., Class A	3.8%
McDonald’s Corp.	3.3%
Las Vegas Sands Corp.	3.2%
EMC Corp.	3.2%
Allergan, Inc.	3.2%
Visa, Inc., Class A	3.2%
Kellogg Co.	2.7%
Express Scripts, Inc.	2.6%
Total	37.3%

Portfolio holdings may have changed since the report date.

[1]	This list is not a recommendation of any security by the investment adviser.

Laudus Growth Investors U.S. Large Cap Growth Fund 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning April 1, 2011 and held through September 30, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 4/1/11	at 9/30/11	4/1/11–9/30/11

Laudus Growth Investors U.S. Large Cap Growth Fund
Actual Return	0.78%	$1,000	$876.50	$3.66
Hypothetical 5% Return	0.78%	$1,000	$1,021.10	$3.94

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days of the period, and divided by 366 days of the fiscal year.

6 Laudus Growth Investors U.S. Large Cap Growth Fund

Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Statements

Financial Highlights

	4/1/11–	4/1/10–	7/1/09–		7/1/08–	7/1/07–	7/1/06–	7/1/05–
	9/30/11*	3/31/11	3/31/10[1]		6/30/09	6/30/08	6/30/07	6/30/06

Per-Share Data ($)

Net asset value at beginning of period	13.36	11.23	8.68		11.45	10.94	9.02	8.38

Income (loss) from investment operations:
Net investment income (loss)	(0.01)[2]	0.01 [2]	0.01	[2]	0.03 [2]	0.01 [2]	0.04 [2]	0.01 [2]
Net realized and unrealized gains (losses)	(1.64)	2.13	2.58		(2.80)	0.59	1.90	0.64

Total from investment operations	(1.65)	2.14	2.59		(2.77)	0.60	1.94	0.65
Less distributions:
Distributions from net investment income	—	(0.01)	(0.04)		—	(0.01)	(0.02)	(0.01)
Distributions from net realized gains	—	—	—		—	(0.08)	—	—

Total distributions	—	(0.01)	(0.04)		—	(0.09)	(0.02)	(0.01)

Net asset value at end of period	11.71	13.36	11.23		8.68	11.45	10.94	9.02

Total return (%)	(12.35)[3]	19.07	30.02	[3]	(24.19)	5.52	21.51	7.72

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.78 [4]	0.78	0.78	[4]	0.80	0.80	0.80	0.80
Gross operating expenses	0.90 [4]	0.94	0.99	[4]	1.23	1.21	1.25	2.10
Net investment income (loss)	(0.16)[4]	0.06	0.12	[4]	0.41	0.05	0.35	0.09
Portfolio turnover rate	47 [3]	98	72	[3]	132	102	112	137
Net assets, end of period ($ x 1,000)	529,419	468,963	214,872		54,344	76,175	62,529	4,797

* Unaudited.
1 Effective July 13, 2009, all outstanding Class A, B, and C shares in the UBS U.S. Large Cap Growth Fund (UBS Growth Fund) were converted to Class Y shares, and the UBS Growth Fund’s assets were acquired by Laudus Growth Investors U.S. Large Cap Growth Fund which commenced operations on that day. The Financial Highlights above present the Y Class shares of the UBS Growth Fund prior to the acquisition date of July 13, 2009 and Laudus Growth Investors U.S. Large Cap Growth Fund subsequent to that date. (Note that the UBS Growth Fund had a fiscal year ending June 30 whereas the Laudus Growth Investors U.S. Large Cap Growth Fund has a fiscal year ending March 31).
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.

See financial notes 7

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings as of September 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings is also available by visiting the fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

95.2%	Common Stock	493,182,956	504,118,589
3.5%	Other Investment Companies	18,516,776	18,495,152

98.7%	Total Investments	511,699,732	522,613,741
1.3%	Other Assets and Liabilities, Net		6,804,988

100.0%	Net Assets		529,418,729

	Number	Value
Security	of Shares	($)

Common Stock 95.2% of net assets

Capital Goods 5.7%
Danaher Corp.	257,100	10,782,774
Precision Castparts Corp.	83,800	13,027,548
Roper Industries, Inc.	94,100	6,484,431

		30,294,753

Consumer Durables & Apparel 3.9%
NIKE, Inc., Class B	114,800	9,816,548
Ralph Lauren Corp.	81,200	10,531,640

		20,348,188

Consumer Services 7.6%
Chipotle Mexican Grill, Inc. *	18,600	5,634,870
Las Vegas Sands Corp. *	444,200	17,030,628
McDonald’s Corp.	200,400	17,599,128

		40,264,626

Diversified Financials 2.3%
CME Group, Inc.	49,100	12,098,240

Energy 6.0%
Concho Resources, Inc. *	157,300	11,190,322
CONSOL Energy, Inc.	171,500	5,818,995
FMC Technologies, Inc. *	309,200	11,625,920
Schlumberger Ltd.	56,100	3,350,853

		31,986,090

Food & Staples Retailing 2.5%
CVS Caremark Corp.	390,500	13,112,990

Food, Beverage & Tobacco 2.7%
Kellogg Co.	268,400	14,276,196

Health Care Equipment & Services 3.7%
Edwards Lifesciences Corp. *	78,900	5,623,992
Express Scripts, Inc. *	371,200	13,760,384

		19,384,376

Household & Personal Products 2.6%
The Estee Lauder Cos., Inc., Class A	156,200	13,720,608

Materials 5.0%
Ecolab, Inc.	109,600	5,358,344
FMC Corp.	105,000	7,261,800
Freeport-McMoRan Copper & Gold, Inc.	127,400	3,879,330
The Sherwin-Williams Co.	132,500	9,847,400

		26,346,874

Media 2.1%
Discovery Communications, Inc., Class A *	201,800	7,591,716
Focus Media Holding Ltd. ADR *	222,400	3,734,096

		11,325,812

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
Agilent Technologies, Inc. *	399,900	12,496,875
Allergan, Inc.	203,800	16,789,044
Watson Pharmaceuticals, Inc. *	177,200	12,093,900

		41,379,819

Retailing 7.2%
Amazon.com, Inc. *	115,300	24,931,319
Priceline.com, Inc. *	29,700	13,348,962

		38,280,281

Software & Services 15.5%
Baidu, Inc. ADR *	89,700	9,589,827
Google, Inc., Class A *	39,400	20,266,572
MercadoLibre, Inc.	93,700	5,036,375
Oracle Corp.	441,400	12,685,836
Salesforce.com, Inc. *	73,800	8,433,864
SINA Corp. *	62,100	4,446,981
Teradata Corp. *	94,800	5,074,644
Visa, Inc., Class A	195,300	16,741,116

		82,275,215

Technology Hardware & Equipment 15.0%
Apple, Inc. *	103,200	39,337,776
EMC Corp. *	808,300	16,966,217
QUALCOMM, Inc.	270,200	13,139,826
Riverbed Technology, Inc. *	487,400	9,728,504

		79,172,323

Telecommunication Services 2.5%
Crown Castle International Corp. *	326,200	13,266,554

8 See financial notes

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 3.1%
C.H. Robinson Worldwide, Inc.	161,600	11,064,752
Union Pacific Corp.	67,600	5,520,892

		16,585,644

Total Common Stock
(Cost $493,182,956)		504,118,589

Other Investment Companies 3.5% of net assets

iShares Russell 1000 Growth Index Fund	26,000	1,368,120
State Street Institutional Liquid Reserves Fund - Institutional Class	17,127,032	17,127,032

Total Other Investment Companies
(Cost $18,516,776)		18,495,152

End of Investments.

At 09/30/11, the tax basis cost of the fund’s investments was $516,279,422 and the unrealized appreciation and depreciation were $41,400,541 and ($35,066,222), respectively, with a net unrealized appreciation of $6,334,319.

*	Non-income producing security.

ADR —	American Depositary Receipt

See financial notes 9

 Laudus Growth Investors U.S. Large Cap Growth Fund

Statement of
Assets and Liabilities
As of September 30, 2011; unaudited

Assets

Investments, at value (cost $511,699,732)		$522,613,741
Receivables:
Investments sold		21,703,754
Fund shares sold		1,646,205
Dividends		183,050
Interest		1,755
Foreign tax reclaims		782

Total assets		546,149,287

Liabilities

Payables:
Investments bought		16,040,129
Fund shares redeemed		524,677
Investment adviser fees		26,040
Trustee’s retirement plan		1,555
Accrued expenses	+	138,157

Total liabilities		16,730,558

Net Assets

Total assets		546,149,287
Total liabilities	−	16,730,558

Net assets		$529,418,729

Net Assets by Source
Capital received from investors		514,347,987
Distributions in excess of net investment income		(432,749)
Net realized capital gains		4,589,482
Net unrealized capital gains		10,914,009

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$529,418,729		45,193,977		$11.71

10 See financial notes

 Laudus Growth Investors U.S. Large Cap Growth Fund

Statement of
Operations
For April 1, 2011 through September 30, 2011; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $2,468)		$1,602,925
Interest	+	8,405

Total investment income		1,611,330

Expenses

Investment adviser fees		1,826,107
Sub-Accounting and sub-transfer agent fees		261,863
Registration fees		70,708
Transfer agent fees		57,757
Shareholder reports		30,639
Professional fees		26,746
Accounting and administration fees		25,397
Custodian fees		15,698
Trustees’ fees		8,771
Other expenses	+	40,390

Total expenses		2,364,076
Expense reduction by adviser	−	321,545
Custody credits	−	3

Net expenses	−	2,042,528

Net investment loss		(431,198)

Realized and Unrealized Gains (Losses)

Net realized gains on investments		8,609,400
Net unrealized losses on investments		(80,622,646)

Net realized and unrealized losses		(72,013,246)

Decrease in net assets resulting from operations		($72,444,444)

See financial notes 11

 Laudus Growth Investors U.S. Large Cap Growth Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/11-9/30/11			4/1/10-3/31/11
Net investment income (loss)		($431,198)	$184,255
Net realized gains		8,609,400	13,909,959
Net unrealized gains (losses)	+	(80,622,646)	58,174,211

Increase (Decrease) in net assets from operations		(72,444,444)	72,268,425

Distributions to Shareholders

Distributions from net investment income		$—	($326,138)

Transactions in Fund Shares

		4/1/11-9/30/11		4/1/10-3/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,874,628	$207,279,615	22,000,977	$252,073,802
Shares reinvested		—	—	15,061	187,361
Shares redeemed	+	(5,773,046)	(74,379,394)	(6,060,869)	(70,112,527)

Net transactions in fund shares		10,101,582	$132,900,221	15,955,169	$182,148,636

Shares Outstanding and Net Assets

		4/1/11-9/30/11		4/1/10-3/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,092,395	$468,962,952	19,137,226	$214,872,029
Total increase	+	10,101,582	60,455,777	15,955,169	254,090,923

End of period		45,193,977	$529,418,729	35,092,395	$468,962,952

Distributions in excess of net investment income			($432,749)		($1,551)

12 See financial notes

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited

1. Business Structure of the Funds:

Laudus Growth Investors U.S. Large Cap Growth Fund is a series of the Laudus Trust, (the “trust”), an open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust, including the fund discussed in this report, which is highlighted:

Laudus Growth Investors U.S. Large Cap Growth Fund
Laudus Mondrian International Equity Fund
Laudus Mondrian Global Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Fixed Income Fund
Laudus Mondrian Global Fixed Income Fund (has not commenced operations)

The Laudus Growth Investors U.S. Large Cap Growth Fund offers one share class.

Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value (“NAV”), which is the price for all outstanding shares of the fund. The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$504,118,589	$—	$—	$504,118,589
Other Investment Companies	18,495,152	—	—	18,495,152

Total	$522,613,741	$—	$—	$522,613,741

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1 and Level 2 for the period ended September 30, 2011.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains and losses are reported in foreign currency transaction or translations on the statement of operations. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuation in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(g) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(j) New Accounting Pronouncements:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Updates (“ASU”) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new and existing tranfers that are modified in the first interim or annual period beginning on or after December 15, 2011.

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

In May 2011, the FASB issued an update to requirements relating to “Fair Value Measurement which represents amendments to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS.” The amendments include (i) those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011 with early adoption prohibited. The management does not believe the adoption of this update will have a material impact on the funds’ financial statements.

At this time, management is evaluating the implications of these changes and their impact on the financial statements.

3. Risk factors:

Investing in the fund may involve certain risks, as described in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

The fund will principally invest in large-cap segments of the U.S. stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments — mid-or small-cap stocks, for instance — the fund’s large-cap holdings could reduce performance.

Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

The Trust’s Board of Trustees oversees the general conduct of the trust and the fund.

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between CSIM and the trust. UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the fund’s sub-adviser, provides day-to-day portfolio management services to the fund, subject to the supervision of CSIM.

For its advisory services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on the fund’s average daily net assets described as follows.

Average daily net assets

First $500 million	0.70%
$500 million to $1 billion	0.65%
$1 billion to $1.5 billion	0.60%
$1.5 billion to $2 billion	0.575%
over $2 billion	0.55%

CSIM (not the fund) pays a portion of the management fees it receives to UBS Global AM in return for its services.

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

CSIM has contractually agreed, until at least July 30, 2013, to waive a portion of its management fee and bear certain expenses of the fund. As such, CSIM further agrees to reimburse the fund to limit the annual expenses to 0.78% of the fund’s average daily net assets value, exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest (overdraft charges), taxes, brokerage commissions other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the fund’s business.

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the fund’s net expenses to exceed the current limit (as stated in CSIM’s contractual undertaking) during the respective year. As of September 30, 2011, the balance of recoupable expenses is as follows:

Expiration Date

March 31, 2012	$257,160
March 31, 2013	537,214
March 31, 2014	321,545

Total	$1,115,919

The fund may, from time to time, execute portfolio trades with affiliated brokers/dealers. For the period ended September 30, 2011, the fund paid no brokerage fees on the execution of portfolio trades with affiliated brokers/dealers.

5. Transfer Agent and Shareholders Services:

Boston Financial Data Services, Inc. (“BFDS”) provides the transfer agent services to the fund.

The trust has authorized the fund to pay up to 0.10% of its average daily net assets attributable to its fund shares for sub-transfer agent and sub-accounting services in connection with such shares.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

Until September 2006, a Retirement Plan existed for the independent trustees. After the Retirement Plan closed to new independent trustees, the previously accrued and unpaid benefits continue to be adjusted by performance of the fund. As a result, the amount of the retirement benefits payable to certain independent trustees may increase or decrease based on the performance of the fund.

7. Borrowing from Banks:

The fund has access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended September 30, 2011, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$360,775,429	$243,638,550

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

9. Redemption Fee:

The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. Prior to July 13, 2009, the redemption fee was 1% for shares sold or exchanged within 90 days of their purchase date, subject to limited exceptions. The redemption fees charged during the current and prior periods are:

Current Period	Prior Period
(4/1/11-9/30/11)	(4/1/10-3/31/11)

$25,270	$19,427

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2011, the fund had capital loss carryforwards available to offset net capital gains before the expiration dates:

Expiration Date

March 31, 2017	$2,212,999

Total	$2,212,999

For tax purposes, realized net capital losses incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2011, the fund had aggregate deferred realized net capital losses and capital losses utilized as follows:

Capital losses deferred	$36
Capital losses utilized	13,371,262

As of September 30, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing), as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2011, the fund did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Approval of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in part, to considering whether to renew the investment advisory agreement between Laudus Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”), and the sub-advisory agreement between CSIM and UBS Global Asset Management (Americas) Inc. (“UBS”) (such investment advisory and sub-advisory agreements, collectively, the “Agreements”), in each case, with respect to Laudus Growth Investors U.S. Large Cap Growth Fund (the “Fund”). In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and UBS, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and UBS, as appropriate.

As part of the renewal process and ongoing oversight of the advisory and sub-advisory relationships, Independent Trustees’ legal counsel sends an information request letter to CSIM and CSIM sends an information request letter to UBS seeking certain relevant information. The responses by CSIM and UBS are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Trustees, considered information relating to its consideration of the continuance of the Agreements at meetings held on April 28, 2011, and June 15, 2011, and approved the renewal of the Agreements for an additional one year term at the meeting held on June 15, 2011. The Board’s approval of the Agreements with was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreements, including the resources of CSIM and its affiliates, and UBS, dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of UBS; and

5.	the extent to which economies of scale would be realized as the Fund grows, and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the sub-advisory services provided by UBS to the Fund and the resources it dedicates to the Fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and UBS to the Fund and the resources of CSIM and its affiliates and the resources of UBS dedicated to the Fund supported renewal of the Agreements.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and an appropriate index/benchmark, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreements.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreements, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer category and comparison having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and fees charged by UBS to other mutual funds and to other types of accounts, such as separate accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreements.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to UBS, directly or indirectly. In this connection, with respect to the profitability of CSIM and its affiliates, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM and UBS from their relationships with the Fund, such as whether, by virtue of their management of the Fund, CSIM or UBS obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and UBS, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and UBS, and their respective affiliates. With respect to the profitability of UBS, the Board also considered that UBS is compensated by CSIM, and not by the Fund directly, and such compensation reflects an arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and UBS is reasonable and supported renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets are relatively small through contractual expense waivers. The Trustees also considered existing contractual investment advisory fee schedule for the Fund that includes lower fees at higher graduated asset levels, and UBS’s agreement to a contractual sub-advisory fee schedule that includes lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below give information about the trustees and officers for the Laudus Trust which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 87 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Laudus Trust since 2004.)	Chairman of JDN Corporate Advisory LLC.	70	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Laudus Trust since 2010.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	70	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Laudus Trust since 2004.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	70	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Laudus Trust since 2011.)	Private Investor.	70	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Laudus Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	70	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Laudus Trust since 2010.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	70	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present)

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Laudus Trust since 2010.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	70	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Laudus Trust since 2010.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	70	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Laudus Trust since 2010.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	87	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Laudus Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Chief Financial Officer (Officer of Laudus Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Laudus Trust since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Laudus Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

Catherine MacGregor 1964 Vice President, Chief Legal Officer and Clerk (Officer of Laudus Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President and Assistant Clerk, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

David Lekich 1964 Vice President and Assistant Clerk (Officer of Laudus Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Oct. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Oct. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Oct. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Oct. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Michael Haydel 1972 Vice President (Officer of Laudus Trust since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Laudus Funds retirement policy requires that independent trustees retire at age 72 or after 20 years of service as a trustee, whichever comes first. In addition, the Laudus Funds retirement policy also requires any independent trustee of the Laudus Funds who also serves as an independent trustee of the Schwab Funds to retire from the Boards of Trustees of the Laudus Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

Bond is a security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Bond credit ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

Dividend yield is an expression of a stock’s market value in relationship to its dividend amount as a percentage. It is calculated by dividing the stock’s annual dividends by the market price of the stock.

Price to earnings ratio is the price of a stock divided by its historical earnings per share.

Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.

Russell 1000 Growth Index An index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500 Index is a market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

Sovereign debt refers to debt issued by a national government within a given country and denominated in a foreign currency.

Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov, or by contacting Laudus Funds at 866.452.8387.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on a fund’s most recent Form N-Q is also available at www.laudus.com.

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Shareholder Services
1.866.452.8387 Investment Professionals
1.800.447.3332 Individual Investors
www.laudus.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

MFR51736-02

Semiannual Report September 30, 2011

COMMAND PERFORMANCETM

Laudus Mondrian Fundstm

Laudus Mondrian International Equity Fund

Laudus Mondrian Global Equity Fund

Laudus Mondrian Emerging Markets Fund

Laudus Mondrian International Fixed Income Fund

Adviser
Charles Schwab Investment Management, Inc.

Subadviser
Mondrian Investment Partners Limited

Laudus Mondrian Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc. and ALPS Distributors, Inc. are unaffiliated entities.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com.

Total Return for the Report Period

Laudus Mondrian International Equity Fund

Investor Shares (Ticker Symbol: LIEQX)	-11.25%
Select Shares® (Ticker Symbol: LIEFX)	-11.10%
Institutional Shares (Ticker Symbol: LIEIX)	-11.08%
MSCI EAFE® Index (Net)	-17.74%

Performance Details	pages 4-5

Laudus Mondrian Global Equity Fund

Investor Shares (Ticker Symbol: LGEQX)	-10.57%
Select Shares® (Ticker Symbol: LGESX)	-10.43%
Institutional Shares (Ticker Symbol: LGEVX)	-10.43%
MSCI World® Index (Net)	-16.22%

Performance Details	pages 6-7

Laudus Mondrian Emerging Markets Fund

Investor Shares (Ticker Symbol: LEMIX)	-18.61%
Select Shares® (Ticker Symbol: LEMSX)	-18.49%
Institutional Shares (Ticker Symbol: LEMNX)	-18.49%
MSCI Emerging Markets Index (Net)	-23.45%

Performance Details	pages 8-9

Laudus Mondrian International Fixed Income Fund (Ticker Symbol: LIFNX)	3.81%	*

Citigroup non-U.S. Dollar World Government Bond Index	4.66%

Performance Details	pages 10-11

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Redemption fees charged on shares sold or exchanged 30 days or less after purchasing them may affect share level returns.

Fund expenses may have been partially absorbed by CSIM. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The funds’ performance relative to the indices may be affected by fair-value pricing, see financial note 2 for more information.

There are risks associated with investing in securities of foreign issuers, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

Bond funds are subject to increased risk of loss of principal during periods of volatile interest rates.

Please see prospectus for further detail and investor eligibility requirements.

*	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.

Laudus Mondrian Funds 1

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

During the six-month period that ended September 30, 2011, the financial markets saw sharp declines in global stocks and long-term interest rates in the United States. Contributing to these events were continued challenges in Europe, the downgrade of long-term U.S. Treasury debt and a global economy that appeared to be losing steam.

As global economic data began pointing toward weaker growth ahead, concerns about the debt levels of sovereign nations helped dampen investment in stocks worldwide. In August, credit rating agency Standard & Poor’s warned against the growing level of debt owed by the U.S. government and downgraded the credit rating of long-term U.S. debt from AAA to AA+. Throughout the summer, markets labored under worries that a default on Greece’s sovereign debt could destabilize some European banks and that debt levels in Portugal, Italy, or Spain might lead to further financial instability across the globe.

These concerns combined to spark a global sell-off in stocks in August and September, as markets appeared to forecast another worldwide recession. A flight to quality by investors helped stock markets in the United States outperform international markets, although both generated negative absolute returns. U.S. stocks outperformed some sectors of the global market that had previously been the market leaders. For example, in contrast to the strong performance of emerging markets in late 2010, large-cap stocks in developed countries outperformed emerging markets during the summer’s market weakness.

As investors sought the safety of U.S Treasury securities, yields on 10-year Treasury notes fell from 3.5% at the end of March to 2.0% at the end of September. Corporate bonds and other non-Treasury debt securities traded at higher spreads to Treasury bonds over the last months of the period as investors moved toward safer assets. As stock prices fell, the dividend yield of the S&P 500 rose to a level that matched the yield of 10-year U.S. Treasury bonds, something that has happened only twice in over 60 years.

Although the Laudus Mondrian Equity Funds produced negative absolute returns during the review period, the funds’ defensive positioning led to outperformance against their comparative indices. However, the Laudus Mondrian International Fixed Income Fund generated positive returns that were slightly behind its comparative index. Please read further in this report for details about each fund’s characteristics and investment performance.

2 Laudus Mondrian Funds

From the President continued

As global economic data began pointing toward weaker growth ahead, concerns about the debt levels of sovereign nations helped dampen investment in stocks worldwide.

The Laudus Mondrian Funds are members of the Laudus Fund family, formed in 2004 by Charles Schwab Investment Management, Inc. with the objective of providing clients with access to third party portfolio management teams with strong investment records. The subadviser to Laudus Mondrian Funds is Mondrian Investment Partners Limited, a London-based portfolio management team with experience in international investing since 1990.

Thank you for investing in the Laudus Mondrian Funds. We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.laudus.com. We are also happy to hear from you at 1-800-447-3332.

Sincerely,

Laudus Mondrian Funds 3

Laudus Mondrian International Equity Fund

Performance Summary as of 9/30/11

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

 Average Annual Total Returns1

Class and Inception Date	6 Months	1 Year	3 Years	Since Inception

Investor Shares (6/16/08)	-11.25%	-5.74%	-4.40%	-9.40%
Select Shares (6/16/08)	-11.10%	-5.46%	-4.15%	-9.18%
Institutional Shares (6/16/08)	-11.08%	-5.37%	-4.09%	-9.10%
MSCI EAFE Index®(Net)*	-17.74%	-9.36%	-1.13%	-8.64%

Fund Expense Ratios2: Investor Shares: Net 1.40%; Gross 1.63% / Select Shares: Net 1.12%; Gross 1.36% /
             Institutional Shares: Net 1.05%; Gross 1.21%

 Fund Characteristics

Number of Companies[3]	38
Weighted Average Market Cap ($ x 1,000,000)	$57,325
Price/Earnings Ratio (P/E)	10.86
Price/Book Ratio (P/B)	1.31
Portfolio Turnover (One year trailing)	31%

 Fund Overview

	Investor Shares	Select Shares	Institutional Shares

Initial Investment	$100	$50,000	$500,000
Inception Date	6/16/2008	6/16/2008	6/16/2008
Ticker Symbol	LIEQX	LIEFX	LIEIX
Cusip	51855Q614	51855Q564	51855Q580
NAV	$6.86	$6.89	$6.90

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

*	The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 21 developed market countries, excluding the U.S. and Canada. This series approximates the minimum possible dividend reinvestment. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/13. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[3]	Short-term investments are not included.

4 Laudus Mondrian Funds

 Laudus Mondrian International Equity Fund

Performance Summary   as of 9/30/11 continued

 Country Weightings % of Investments

Japan	21.1%

United Kingdom	21.0%

France	15.3%

Spain	7.6%

Switzerland	7.0%

Australia	6.6%

Netherlands	4.7%

Singapore	4.0%

Italy	3.5%

Taiwan	3.1%

Germany	3.0%

Other Countries	3.1%

Total	100.0%

 Sector Weightings % of Equities

Consumer Staples	21.2%
Financials	16.0%
Health Care	15.9%
Telecommunication Services	14.3%
Energy	11.9%
Information Technology	6.9%
Utilities	5.9%
Consumer Discretionary	4.8%
Industrials	2.5%
Materials	0.6%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Unilever plc	4.1%
GlaxoSmithKline plc	4.1%
Kao Corp.	3.8%
Novartis AG - Reg’d	3.8%
Canon, Inc.	3.6%
Takeda Pharmaceutical Co., Ltd.	3.6%
Seven & i Holdings Co., Ltd.	3.4%
Tesco plc	3.4%
Telefonica S.A.	3.2%
France Telecom S.A.	3.2%
Total	36.2%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

Portfolio holdings may have changed since the report date.

[1]	This list is not a recommendation of any security by the investment adviser.

Laudus Mondrian Funds 5

Laudus Mondrian Global Equity Fund

Performance Summary as of 9/30/11

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

 Average Annual Total Returns1

Class and Inception Date	6 Months	1 Year	3 Years	Since Inception

Investor Shares (6/16/08)	-10.57%	-1.55%	-0.33%	-5.44%
Select Shares (6/16/08)	-10.43%	-1.19%	-0.01%	-5.17%
Institutional Shares (6/16/08)	-10.43%	-1.13%	0.04%	-5.12%
MSCI World® Index (Net)*	-16.22%	-4.35%	-0.07%	-6.26%

Fund Expense Ratios2: Investor Shares: Net 1.40%; Gross 4.97% / Select Shares: Net 1.12%; Gross 4.76% /
             Institutional Shares: Net 1.05%; Gross 4.57%

 Fund Characteristics

Number of Companies[3]	58
Weighted Average Market Cap ($ x 1,000,000)	$69,705
Price/Earnings Ratio (P/E)	11.95
Price/Book Ratio (P/B)	1.65
Portfolio Turnover (One year trailing)	29%

 Fund Overview

	Investor Shares	Select Shares	Institutional Shares

Initial Investment	$100	$50,000	$500,000
Inception Date	6/16/2008	6/16/2008	6/16/2008
Ticker Symbol	LGEQX	LGESX	LGEVX
Cusip	51855Q598	51855Q556	51855Q572
NAV	$7.70	$7.73	$7.73

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

*	The Morgan Stanley Capital International World Index (Net) is a free float-adjusted market capitalization index that is designed to measure global developed markets equity performance. This series approximates the minimum possible dividend reinvestment. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/13. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[3]	Short-term investments are not included.

6 Laudus Mondrian Funds

 Laudus Mondrian Global Equity Fund

Performance Summary   as of 9/30/11 continued

 Country Weightings % of Investments

United States	47.5%

United Kingdom	8.8%

Japan	8.5%

France	8.0%

Germany	4.9%

Switzerland	4.3%

Netherlands	3.5%

Australia	3.2%

Singapore	2.8%

Spain	2.8%

Italy	2.6%

Other Countries	3.1%

Total	100.0%

 Sector Weightings % of Equities

Health Care	23.3%
Consumer Staples	18.8%
Financials	12.2%
Energy	11.0%
Telecommunication Services	10.2%
Information Technology	9.5%
Utilities	6.0%
Consumer Discretionary	4.9%
Industrials	4.1%
Total	100.0%

 Top Equity Holdings % of Net Assets1

GlaxoSmithKline plc	3.3%
RWE AG	3.2%
Merck & Co., Inc.	2.9%
Wal-Mart Stores, Inc.	2.8%
Pfizer, Inc.	2.8%
Eni S.p.A.	2.5%
Total S.A.	2.5%
Microsoft Corp.	2.5%
ConAgra Foods, Inc.	2.5%
Johnson & Johnson	2.5%
Total	27.5%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

Portfolio holdings may have changed since the report date.

[1]	This list is not a recommendation of any security by the investment adviser.

Laudus Mondrian Funds 7

Laudus Mondrian Emerging Markets Fund

Performance Summary as of 9/30/11

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

 Average Annual Total Returns1

Class and Inception Date	6 Months	1 Year	3 Years	Since Inception

Investor Shares (11/2/07)	-18.61%	-15.29%	4.58%	-4.98%
Select Shares (11/2/07)	-18.49%	-15.13%	4.85%	-4.71%
Institutional Shares (11/2/07)	-18.49%	-15.07%	4.90%	-4.67%
MSCI Emerging Markets Index (Net)*	-23.45%	-16.15%	6.27%	-7.52%

Fund Expense Ratios2: Investor Shares: Net 1.80%; Gross 1.91% / Select Shares: Net 1.52%; Gross 1.66% /
             Institutional Shares: Net 1.45%; Gross 1.51%

 Fund Characteristics

Number of Companies[3]	46
Weighted Average Market Cap ($ x 1,000,000)	$32,240
Price/Earnings Ratio (P/E)	9.53
Price/Book Ratio (P/B)	1.44
Portfolio Turnover (One year trailing)	40%

 Fund Overview

	Investor Shares	Select Shares	Institutional Shares

Initial Investment	$100	$50,000	$500,000
Inception Date	11/2/2007	11/2/2007	11/2/2007
Ticker Symbol	LEMIX	LEMSX	LEMNX
Cusip	51855Q648	51855Q630	51855Q622
NAV	$7.87	$7.89	$7.89

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

*	The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/13. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[3]	Short-term investments are not included.

8 Laudus Mondrian Funds

 Laudus Mondrian Emerging Markets Fund

Performance Summary   as of 9/30/11 continued

 Country Weightings % of Investments

China	24.4%

Brazil	17.8%

India	9.2%

Taiwan	7.5%

South Africa	5.4%

Republic of Korea	5.3%

Indonesia	4.6%

Thailand	4.5%

Turkey	4.1%

Russia	3.2%

Chile	2.8%

Peru	2.7%

Philippines	2.5%

Other Countries	6.0%

Total	100.0%

 Sector Weightings % of Equities

Financials	22.7%
Energy	15.0%
Information Technology	12.5%
Industrials	9.8%
Telecommunication Services	9.5%
Utilities	9.3%
Consumer Staples	9.1%
Materials	6.8%
Consumer Discretionary	5.3%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Taiwan Semiconductor Manufacturing Co., Ltd.	4.1%
China Construction Bank Corp., Class H	3.3%
Vale S.A. ADR	3.3%
Samsung Electronics Co., Ltd.	3.0%
Beijing Enterprises Holdings Ltd.	3.0%
Redecard S.A.	3.0%
Want Want China Holdings Ltd.	2.8%
Enersis S.A. ADR	2.7%
China Mobile Ltd.	2.7%
Credicorp Ltd.	2.7%
Total	30.6%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

Portfolio holdings may have changed since the report date.

[1]	This list is not a recommendation of any security by the investment adviser.

Laudus Mondrian Funds 9

Laudus Mondrian International Fixed Income Fund

Performance Summary as of 9/30/11

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months		1 Year	3 Years	Since Inception

Fund: Laudus Mondrian International Fixed Income Fund (11/2/07)	3.81%	*	3.25%	8.88%	8.09%
Citigroup non-U.S. Dollar World Government Bond Index**	4.66%		4.14%	8.09%	6.86%

Fund Expense Ratio3: 0.70%

 Fund Characteristics

Number of Issues[4]	42
Weighted Average Maturity	7.0 Yrs
Weighted Average Duration	5.9 Yrs
Portfolio Turnover (One year trailing)	97%

 Fund Overview

Fund

Initial Investment	$100
Inception Date	11/2/2007
Ticker Symbol	LIFNX
Cusip	51855Q655
NAV	$12.18*

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

*	Total return and Net Asset Value (NAV) for the report period presented in the tables above differ from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return and NAV presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
**	The Citigroup non-US Dollar World Government Bond Index measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 27, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	As stated in the prospectus. Reflects expenses expected to be charged to shareholders through at least 7/30/13. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[4]	Short-term investments are not included.

10 Laudus Mondrian Funds

 Laudus Mondrian International Fixed Income Fund

Performance Summary   as of 9/30/11 continued

 Country Weightings % of Investments1

Japan	25.4%

Germany	16.7%

Poland	6.8%

Netherlands	5.7%

Austria	4.7%

Canada	4.5%

Finland	4.5%

Denmark	4.5%

France	4.4%

Mexico	3.4%

United Kingdom	3.0%

Norway	2.4%

United States	0.9%

Supranational*	13.1%

Total	100.0%

 Currency Weightings % of Investments2

Japanese Yen	49.8%

Euro	32.1%

British Pound	7.6%

Polish Zloty	6.8%

Mexican Peso	2.8%

United States Dollar	0.9%

Total	100.0%

 Sector Weightings % of Investments

Government Bonds	68.8%
Supranational	13.1%
Government Agency Obligations	10.9%
Corporate Bonds	6.3%
Other Investment Companies	0.9%
Total	100.0%

 Top Holdings % of Net Assets3

Japan Government Ten Year Bond	13.9%
Japan Government Five Year Bond	7.1%
Poland Government Bond	6.6%
Kreditanstalt fuer Wiederaufbau	5.7%
European Investment Bank	4.8%
Nordic Investment Bank	4.7%
Austria Government Bond	4.6%
Bundesobligation	4.5%
Canada Government Bond	4.5%
Finland Government Bond	4.4%
Total	60.8%

There are risks associated with investing in securities of foreign issuers, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

Portfolio holdings may have changed since the report date.

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others. Bonds are issued and held in Japanese Yen and Australian Dollar.
[1]	Country weights may include issues via Samurai Yen bonds issued in Japan by non-Japanese entities and/or Yankee bonds issued in the United States by non-U.S. entities.
[2]	Includes forward foreign currency exposure.
[3]	This list is not a recommendation of any security by the investment adviser.

Laudus Mondrian Funds 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning April 1, 2011 and held through September 30, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 4/1/11	at 9/30/11	4/1/11–9/30/11

Laudus Mondrian International Equity Fund
Investor Shares
Actual Return	1.40%	$1,000	$887.50	$6.61
Hypothetical 5% Return	1.40%	$1,000	$1,018.00	$7.06
Select Shares
Actual Return	1.12%	$1,000	$889.00	$5.29
Hypothetical 5% Return	1.12%	$1,000	$1,019.40	$5.65
Institutional Shares
Actual Return	1.05%	$1,000	$889.20	$4.96
Hypothetical 5% Return	1.05%	$1,000	$1,019.75	$5.30

Laudus Mondrian Global Equity Fund
Investor Shares
Actual Return	1.40%	$1,000	$894.30	$6.63
Hypothetical 5% Return	1.40%	$1,000	$1,018.00	$7.06
Select Shares
Actual Return	1.12%	$1,000	$895.70	$5.31
Hypothetical 5% Return	1.12%	$1,000	$1,019.40	$5.65
Institutional Shares
Actual Return	1.05%	$1,000	$895.70	$4.98
Hypothetical 5% Return	1.05%	$1,000	$1,019.75	$5.30

Laudus Mondrian Emerging Markets Fund
Investor Shares
Actual Return	1.80%	$1,000	$813.90	$8.16
Hypothetical 5% Return	1.80%	$1,000	$1,016.00	$9.07
Select Shares
Actual Return	1.52%	$1,000	$815.10	$6.90
Hypothetical 5% Return	1.52%	$1,000	$1,017.40	$7.67
Institutional Shares
Actual Return	1.45%	$1,000	$815.10	$6.58
Hypothetical 5% Return	1.45%	$1,000	$1,017.75	$7.31

Laudus Mondrian International Fixed Income Fund
Actual Return	0.69%	$1,000	$1,037.20	$3.51
Hypothetical 5% Return	0.69%	$1,000	$1,021.55	$3.49

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days of the period, and divided by 366 days of the fiscal year.

12 Laudus Mondrian Funds

Laudus Mondrian International Equity Fund

Financial Statements

Financial Highlights

	4/1/11–		4/1/10–	4/1/09–	6/17/08[1]–
Investor Shares	9/30/11*		3/31/11	3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	7.73		7.52	5.43	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.20	[2]	0.16 [2]	0.18 [2]	0.07
Net realized and unrealized gains (losses)	(1.07)		0.28	2.02	(4.59)

Total from investment operations	(0.87)		0.44	2.20	(4.52)
Less distributions:
Distributions from net investment income	—		(0.23)	(0.11)	(0.05)
Distributions from net realized gains	—		—	—	(0.00)[3]

Total distributions	—		(0.23)	(0.11)	(0.05)

Net asset value at end of period	6.86		7.73	7.52	5.43

Total return (%)	(11.25)[4]		5.94	40.53	(45.31)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.40	[5]	1.40	1.40	1.39 [5,6]
Gross operating expenses	1.59	[5]	1.63	1.60	2.78 [5]
Net investment income (loss)	5.26	[5]	2.19	2.47	2.46 [5]
Portfolio turnover rate	15	[4]	33	14	8 [4]
Net assets, end of period ($ x 1,000)	878		1,009	403	168

	4/1/11–		4/1/10–	4/1/09–	6/17/08[1]–
Select Shares	9/30/11*		3/31/11	3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	7.75		7.53	5.44	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.21	[2]	0.21 [2]	0.18 [2]	0.12
Net realized and unrealized gains (losses)	(1.07)		0.25	2.03	(4.63)

Total from investment operations	(0.86)		0.46	2.21	(4.51)
Less distributions:
Distributions from net investment income	—		(0.24)	(0.12)	(0.05)
Distributions from net realized gains	—		—	—	(0.00)[3]

Total distributions	—		(0.24)	(0.12)	(0.05)

Net asset value at end of period	6.89		7.75	7.53	5.44

Total return (%)	(11.10)[4]		6.20	40.68	(45.16)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.12	[5]	1.12	1.12	1.12 [5]
Gross operating expenses	1.35	[5]	1.36	1.31	3.10 [5]
Net investment income (loss)	5.54	[5]	2.86	2.43	2.22 [5]
Portfolio turnover rate	15	[4]	33	14	8 [4]
Net assets, end of period ($ x 1,000)	572		542	458	90

* Unaudited.
1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Distribution from realized gains is less than 0.01.
4 Not annualized.
5 Annualized.
6 The ratio of net operating expenses would have been 1.40% for the Investor Shares, if custody credits had not been included.

See financial notes 13

 Laudus Mondrian International Equity Fund

Financial Highlights continued

	4/1/11–		4/1/10–	4/1/09–	6/17/08[1]–
Institutional Shares	9/30/11*		3/31/11	3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	7.76		7.54	5.44	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.22	[2]	0.23 [2]	0.21 [2]	0.08
Net realized and unrealized gains (losses)	(1.08)		0.24	2.02	(4.59)

Total from investment operations	(0.86)		0.47	2.23	(4.51)
Less distributions:
Distributions from net investment income	—		(0.25)	(0.13)	(0.05)
Distributions from net realized gains	—		—	—	(0.00)[3]

Total distributions	—		(0.25)	(0.13)	(0.05)

Net asset value at end of period	6.90		7.76	7.54	5.44

Total return (%)	(11.08)[4]		6.28	40.90	(45.15)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.05	[5]	1.05	1.05	1.05 [5]
Gross operating expenses	1.19	[5]	1.21	1.24	2.11 [5]
Net investment income (loss)	5.61	[5]	3.08	2.90	2.52 [5]
Portfolio turnover rate	15	[4]	33	14	8 [4]
Net assets, end of period ($ x 1,000)	108,501		126,758	85,424	18,694

* Unaudited.
1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Distribution from realized gains is less than 0.01.
4 Not annualized.
5 Annualized.

14 See financial notes

 Laudus Mondrian International Equity Fund

Portfolio Holdings as of September 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings is also available by visiting the fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

96.1%	Common Stock	115,066,519	105,636,617
2.3%	Other Investment Company	2,519,055	2,519,055

98.4%	Total Investments	117,585,574	108,155,672
1.6%	Other Assets and Liabilities, Net		1,795,213

100.0%	Net Assets		109,950,885

	Number	Value
Security	of Shares	($)

Common Stock 96.1% of net assets

Australia 6.5%

Insurance 3.4%
AMP Ltd.	378,345	1,421,089
QBE Insurance Group Ltd.	189,133	2,322,597

		3,743,686

Telecommunication Services 3.1%
Telstra Corp., Ltd.	1,127,444	3,357,783

		7,101,469

France 15.1%

Banks 1.5%
Societe Generale	60,436	1,582,080

Capital Goods 1.9%
Compagnie de Saint-Gobain	55,858	2,131,056

Energy 2.9%
Total S.A.	72,702	3,207,568

Food & Staples Retailing 2.5%
Carrefour S.A.	119,638	2,724,394

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Sanofi	51,568	3,391,975

Telecommunication Services 3.2%
France Telecom S.A.	216,857	3,549,266

		16,586,339

Germany 3.0%

Utilities 3.0%
RWE AG	88,495	3,264,420

Israel 0.7%

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Teva Pharmaceutical Industries Ltd. ADR	21,000	781,620

Italy 3.4%

Banks 1.2%
Intesa Sanpaolo	823,251	1,291,057

Energy 2.2%
Eni S.p.A.	139,712	2,457,914

		3,748,971

Japan 20.8%

Automobiles & Components 2.9%
Toyota Motor Corp.	92,400	3,167,395

Food & Staples Retailing 3.4%
Seven & i Holdings Co., Ltd.	133,200	3,733,609

Household & Personal Products 3.8%
Kao Corp.	150,800	4,200,432

Insurance 2.9%
Tokio Marine Holdings, Inc.	125,700	3,185,613

Materials 0.6%
Shin-Etsu Chemical Co., Ltd.	12,500	613,170

Pharmaceuticals, Biotechnology & Life Sciences 3.6%
Takeda Pharmaceutical Co., Ltd.	83,600	3,965,002

Technology Hardware & Equipment 3.6%
Canon, Inc.	87,600	3,977,568

		22,842,789

Netherlands 4.6%

Food & Staples Retailing 2.8%
Koninklijke Ahold N.V.	266,131	3,129,747

Media 1.8%
Reed Elsevier N.V.	178,573	1,963,682

		5,093,429

Singapore 3.9%

Banks 2.5%
United Overseas Bank Ltd.	214,535	2,758,655

Telecommunication Services 1.4%
Singapore Telecommunications Ltd.	645,000	1,556,174

		4,314,829

Spain 7.5%

Banks 1.3%
Banco Santander S.A.	169,808	1,388,332

Food & Staples Retailing 0.3%
Distribuidora Internacional de Alimentacion S.A. *	80,588	320,880

Telecommunication Services 3.2%
Telefonica S.A.	185,359	3,552,366

See financial notes 15

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 2.7%
Iberdrola S.A.	438,162	2,962,367

		8,223,945

Switzerland 6.9%

Commercial & Professional Supplies 0.4%
SGS S.A. - Reg’d	320	486,144

Insurance 2.7%
Zurich Financial Services AG *	14,088	2,934,593

Pharmaceuticals, Biotechnology & Life Sciences 3.8%
Novartis AG - Reg’d	75,012	4,190,296

		7,611,033

Taiwan 3.0%

Semiconductors & Semiconductor Equipment 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,472,154	3,313,467

United Kingdom 20.7%

Energy 6.3%
BP plc	577,127	3,460,267
Royal Dutch Shell plc, Class A	111,550	3,439,893

		6,900,160

Food & Staples Retailing 3.4%
Tesco plc	632,440	3,704,565

Food, Beverage & Tobacco 4.1%
Unilever plc	144,871	4,537,957

Pharmaceuticals, Biotechnology & Life Sciences 4.1%
GlaxoSmithKline plc	217,936	4,497,129

Telecommunication Services 2.8%
Vodafone Group plc	1,208,443	3,114,495

		22,754,306

Total Common Stock
(Cost $115,066,519)		105,636,617

Other Investment Company 2.3% of net assets

United States 2.3%
State Street Institutional Liquid Reserves Fund - Institutional Class	2,519,055	2,519,055

Total Other Investment Company
(Cost $2,519,055)		2,519,055

End of Investments.

At 09/30/11, the tax basis cost of the fund’s investments was $119,725,921 and the unrealized appreciation and depreciation were $3,910,028 and ($15,480,277), respectively, with a net unrealized depreciation of ($11,570,249).

At 09/30/11, the values of certain foreign securities held by the fund aggregating $104,534,117 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

*	Non-income producing security.

ADR —	American Depositary Receipt
Reg’d —	Registered

In addition to the above, the fund held the following at 09/30/11:

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Gains
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Contracts

10/31/2011	State Street Bank London	USD	4,843,506	AUD	5,021,500	635,552
01/31/2012	State Street Bank London	USD	3,062,639	CHF	2,768,500	28,344

Net unrealized gains on Forward Foreign Currency Contracts						663,896

16 See financial notes

 Laudus Mondrian International Equity Fund

Statement of
Assets and Liabilities
As of September 30, 2011; unaudited

Assets

Investments, at value (cost $117,585,574)		$108,155,672
Foreign currency, at value (cost $6,840)		6,684
Receivables:
Fund shares sold		873,000
Dividends		369,851
Foreign tax reclaims		68,961
Interest		175
Unrealized gains on forward foreign currency contracts	+	663,896

Total assets		110,138,239

Liabilities

Payables:
Fund shares redeemed		167,734
Trustee’s retirement plan		9,203
Investment adviser fees		5,263
Distribution and shareholder services fees		181
Accrued expenses	+	4,973

Total liabilities		187,354

Net Assets

Total assets		110,138,239
Total liabilities	−	187,354

Net assets		$109,950,885

Net Assets by Source
Capital received from investors		115,828,735
Net investment income not yet distributed		4,204,774
Net realized capital losses		(1,304,808)
Net unrealized capital losses		(8,777,816)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$877,761		127,931		$6.86
Select Shares	$572,273		83,044		$6.89
Institutional Shares	$108,500,851		15,718,145		$6.90

See financial notes 17

 Laudus Mondrian International Equity Fund

Statement of
Operations
For April 1, 2011 through September 30, 2011; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $450,634)		$4,088,135
Interest	+	3,503

Total investment income		4,091,638

Expenses

Investment adviser fees		521,897
Transfer agent fees		70,159
Registration fees		34,469
Custodian fees		32,436
Accounting and administration fees		27,224
Professional fees		24,806
Trustees’ fees		5,087
Shareholder reports		2,399
Distribution and shareholder services fees (Investor Shares)		1,234
Interest expense		72
Sub-Accounting fees:
Investor Shares		740
Select Shares		421
Other expenses	+	12,234

Total expenses		733,178
Expense reduction by adviser	−	86,487

Net expenses	−	646,691

Net investment income		3,444,947

Realized and Unrealized Gains (Losses)

Net realized gains on investments		813,882
Net realized losses on foreign currency transactions	+	(161,183)

Net realized gains		652,699
Net unrealized losses on investments		(17,948,780)
Net unrealized gains on foreign currency translations	+	726,918

Net unrealized losses	+	(17,221,862)

Net realized and unrealized losses		(16,569,163)

Decrease in net assets resulting from operations		($13,124,216)

18 See financial notes

 Laudus Mondrian International Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/11-9/30/11			4/1/10-3/31/11
Net investment income		$3,444,947	$2,658,660
Net realized gains (losses)		652,699	(1,571,713)
Net unrealized gains (losses)	+	(17,221,862)	1,468,064

Increase (Decrease) in net assets from operations		(13,124,216)	2,555,011

Distributions to Shareholders

Distributions from net investment income
Investor Shares		—	(29,420)
Select Shares		—	(14,480)
Institutional Shares	+	—	(2,481,360)

Total distributions from net investment income		$—	($2,525,260)

Transactions in Fund Shares

		4/1/11-9/30/11		4/1/10-3/31/11
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		12,751	$97,768	92,203	$655,680
Select Shares		13,075	98,908	9,376	74,008
Institutional Shares	+	1,733,234	12,635,023	8,941,341	69,046,226

Total shares sold		1,759,060	$12,831,699	9,042,920	$69,775,914

Shares Reinvested
Investor Shares		—	$—	3,461	$25,856
Select Shares		—	—	1,727	12,915
Institutional Shares	+	—	—	70,268	526,307

Total shares reinvested		—	$—	75,456	$565,078

Shares Redeemed
Investor Shares		(15,319)	($121,036)	(18,768)	($138,716)
Select Shares		—	—	(1,892)	(12,911)
Institutional Shares	+	(2,345,569)	(17,944,706)	(4,007,978)	(28,195,074)

Total shares redeemed		(2,360,888)	($18,065,742)	(4,028,638)	($28,346,701)

Net transactions in fund shares		(601,828)	($5,234,043)	5,089,738	$41,994,291

Shares Outstanding and Net Assets

		4/1/11-9/30/11		4/1/10-3/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		16,530,948	$128,309,144	11,441,210	$86,285,102
Total increase or decrease	+	(601,828)	(18,358,259)	5,089,738	42,024,042

End of period		15,929,120	$109,950,885	16,530,948	$128,309,144

Net investment income not yet distributed			$4,204,774		$759,827

See financial notes 19

Laudus Mondrian Global Equity Fund

Financial Statements

Financial Highlights

	4/1/11–		4/1/10–	4/1/09–	6/17/08[1]–
Investor Shares	9/30/11*		3/31/11	3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	8.61		8.05	5.68	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.17	[2]	0.17 [2]	0.17 [2]	0.17
Net realized and unrealized gains (losses)	(1.08)		0.58	2.38	(4.27)

Total from investment operations	(0.91)		0.75	2.55	(4.10)
Less distributions:
Distributions from net investment income	—		(0.19)	(0.18)	(0.22)

Net asset value at end of period	7.70		8.61	8.05	5.68

Total return (%)	(10.57)[3]		9.40	44.94	(41.35)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.40	[4]	1.40	1.39	1.40	[4]
Gross operating expenses	4.97	[4]	4.97	5.30	4.43	[4]
Net investment income (loss)	3.93	[4]	2.16	2.30	2.63	[4]
Portfolio turnover rate	17	[3]	26	22	14	[3]
Net assets, end of period ($ x 1,000)	95		91	80	34

	4/1/11–		4/1/10–	4/1/09–	6/17/08[1]–
Select Shares	9/30/11*		3/31/11	3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	8.63		8.06	5.68	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.18	[2]	0.19 [2]	0.19 [2]	0.16
Net realized and unrealized gains (losses)	(1.08)		0.58	2.39	(4.25)

Total from investment operations	(0.90)		0.77	2.58	(4.09)
Less distributions:
Distributions from net investment income	—		(0.20)	(0.20)	(0.23)

Net asset value at end of period	7.73		8.63	8.06	5.68

Total return (%)	(10.43)[3]		9.77	45.43	(41.27)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.12	[4]	1.12	1.11	1.12	[4]
Gross operating expenses	4.73	[4]	4.76	5.13	4.27	[4]
Net investment income (loss)	4.19	[4]	2.40	2.59	2.89	[4]
Portfolio turnover rate	17	[3]	26	22	14	[3]
Net assets, end of period ($ x 1,000)	241		270	182	33

* Unaudited.
1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.

20 See financial notes

 Laudus Mondrian Global Equity Fund

Financial Highlights continued

	4/1/11–		4/1/10–	4/1/09–	6/17/08[1]–
Institutional Shares	9/30/11*		3/31/11	3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	8.63		8.06	5.68	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.18	[2]	0.20 [2]	0.20 [2]	0.16
Net realized and unrealized gains (losses)	(1.08)		0.58	2.38	(4.25)

Total from investment operations	(0.90)		0.78	2.58	(4.09)
Less distributions:
Distributions from net investment income	—		(0.21)	(0.20)	(0.23)

Net asset value at end of period	7.73		8.63	8.06	5.68

Total return (%)	(10.43)[3]		9.84	45.49	(41.25)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.05	[4]	1.05	1.03	1.05	[4]
Gross operating expenses	4.58	[4]	4.57	4.96	4.08	[4]
Net investment income (loss)	4.26	[4]	2.55	2.68	2.74	[4]
Portfolio turnover rate	17	[3]	26	22	14	[3]
Net assets, end of period ($ x 1,000)	4,065		4,539	4,132	2,840

* Unaudited.
1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.

See financial notes 21

 Laudus Mondrian Global Equity Fund

Portfolio Holdings as of September 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings is also available by visiting the fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

97.9%	Common Stock	5,073,130	4,307,339
1.5%	Other Investment Company	66,139	66,139

99.4%	Total Investments	5,139,269	4,373,478
0.6%	Other Assets and Liabilities, Net		27,545

100.0%	Net Assets		4,401,023

	Number	Value
Security	of Shares	($)

Common Stock 97.9% of net assets

Australia 3.2%

Insurance 2.1%
AMP Ltd.	9,180	34,480
QBE Insurance Group Ltd.	4,671	57,361

		91,841

Telecommunication Services 1.1%
Telstra Corp., Ltd.	16,720	49,796

		141,637

France 7.9%

Energy 2.5%
Total S.A.	2,530	111,622

Food & Staples Retailing 1.6%
Carrefour S.A.	3,193	72,711

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Sanofi	1,047	68,868

Telecommunication Services 2.2%
France Telecom S.A.	5,873	96,123

		349,324

Germany 4.8%

Telecommunication Services 1.6%
Deutsche Telekom AG - Reg’d	6,079	71,354

Utilities 3.2%
RWE AG	3,822	140,987

		212,341

Israel 1.4%

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Teva Pharmaceutical Industries Ltd. ADR	1,600	59,552

Italy 2.5%

Energy 2.5%
Eni S.p.A.	6,360	111,890

Japan 8.5%

Food & Staples Retailing 2.3%
Seven & i Holdings Co., Ltd.	3,600	100,908

Insurance 1.3%
Tokio Marine Holdings, Inc.	2,300	58,289

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Astellas Pharma, Inc.	1,600	60,395

Software & Services 1.9%
Nintendo Co., Ltd.	200	29,388
Trend Micro, Inc.	1,800	56,295

		85,683

Technology Hardware & Equipment 1.6%
CANON, Inc.	1,500	68,109

		373,384

Netherlands 3.5%

Diversified Financials 1.2%
ING Groep N.V. CVA *	7,488	52,819

Food & Staples Retailing 1.5%
Koninklijke Ahold N.V.	5,599	65,845

Media 0.8%
Reed Elsevier N.V.	3,221	35,420

		154,084

Singapore 2.8%

Banks 1.5%
United Overseas Bank Ltd.	5,083	65,361

Telecommunication Services 1.3%
Singapore Telecommunications Ltd.	24,000	57,853

		123,214

Spain 2.8%

Telecommunication Services 1.8%
Telefonica S.A.	4,134	79,227

Utilities 1.0%
Iberdrola S.A.	6,184	41,810

		121,037

Switzerland 4.3%

Commercial & Professional Supplies 0.9%
SGS S.A. - Reg’d	25	37,980

Insurance 1.2%
Zurich Financial Services AG - Reg’d *	264	54,993

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Novartis AG - Reg’d	1,697	94,797

		187,770

22 See financial notes

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Taiwan 1.7%

Semiconductors & Semiconductor Equipment 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	33,184	74,689

United Kingdom 8.8%

Energy 3.5%
BP plc	15,258	91,482
Royal Dutch Shell plc, Class A	2,059	63,494

		154,976

Food, Beverage & Tobacco 2.0%
Unilever plc	2,745	85,984

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
GlaxoSmithKline plc	7,027	145,003

		385,963

United States 45.7%

Banks 2.7%
U.S. Bancorp	3,200	75,328
Wells Fargo & Co.	1,755	42,331

		117,659

Capital Goods 1.7%
3M Co.	500	35,895
General Electric Co.	2,600	39,624

		75,519

Diversified Financials 1.9%
Bank of America Corp.	3,550	21,726
Northern Trust Corp.	1,800	62,964

		84,690

Energy 2.1%
Southwestern Energy Co. *	2,800	93,324

Food & Staples Retailing 2.8%
Wal-Mart Stores, Inc.	2,400	124,560

Food, Beverage & Tobacco 6.1%
ConAgra Foods, Inc.	4,500	108,990
H.J. Heinz Co.	1,800	90,864
Kraft Foods, Inc., Class A	2,000	67,160

		267,014

Health Care Equipment & Services 4.9%
Baxter International, Inc.	1,800	101,052
UnitedHealth Group, Inc.	1,400	64,568
WellPoint, Inc.	800	52,224

		217,844

Household & Personal Products 2.2%
The Procter & Gamble Co.	1,500	94,770

Media 0.9%
Interpublic Group of Cos., Inc.	5,200	37,440

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
Johnson & Johnson	1,700	108,307
Merck & Co., Inc.	3,900	127,569
Pfizer, Inc.	6,965	123,141

		359,017

Retailing 3.1%
Genuine Parts Co.	1,300	66,040
Home Depot, Inc.	2,200	72,314

		138,354

Semiconductors & Semiconductor Equipment 1.6%
Intel Corp.	3,300	70,389

Software & Services 2.5%
Microsoft Corp.	4,400	109,516

Telecommunication Services 1.9%
AT&T, Inc.	2,900	82,708

Transportation 1.4%
United Parcel Service, Inc., Class B	1,000	63,150

Utilities 1.7%
Edison International	2,000	76,500

		2,012,454

Total Common Stock
(Cost $5,073,130)		4,307,339

Other Investment Company 1.5% of net assets

United States 1.5%
State Street Institutional Liquid Reserves Fund - Institutional Class	66,139	66,139

Total Other Investment Company
(Cost $66,139)		66,139

End of Investments.

At 09/30/11, the tax basis cost of the fund’s investments was $5,142,459 and the unrealized appreciation and depreciation were $147,143 and ($916,124), respectively, with a net unrealized depreciation of ($768,981).

At 09/30/11, the values of certain foreign securities held by the fund aggregating $2,235,333 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

*	Non-income producing security.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
Reg’d —	Registered

See financial notes 23

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 09/30/11:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
Expiration		to be	to be	to be	to be	(Losses)
Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Contracts

10/31/2011	State Street Bank London	AUD	17,500	USD	16,879	(1,087)
10/31/2011	State Street Bank London	USD	148,541	AUD	154,000	18,885
01/31/2012	State Street Bank London	USD	95,690	CHF	86,500	886

Net unrealized gains on Forward Foreign Currency Contracts						18,684

24 See financial notes

 Laudus Mondrian Global Equity Fund

Statement of
Assets and Liabilities
As of September 30, 2011; unaudited

Assets

Investments, at value (cost $5,139,269)		$4,373,478
Foreign currency, at value (cost $8,626)		8,465
Receivables:
Dividends		12,198
Foreign tax reclaims		4,783
Due from investment adviser		1,085
Interest		4
Unrealized gains on forward foreign currency contracts	+	19,771

Total assets		4,419,784

Liabilities

Payables:
Trustee’s retirement plan		468
Distribution and shareholder services fees		20
Unrealized losses on forward foreign currency contracts		1,087
Accrued expenses	+	17,186

Total liabilities		18,761

Net Assets

Total assets		4,419,784
Total liabilities	−	18,761

Net assets		$4,401,023

Net Assets by Source
Capital received from investors		5,538,616
Net investment income not yet distributed		125,534
Net realized capital losses		(516,077)
Net unrealized capital losses		(747,050)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$94,709		12,300		$7.70
Select Shares	$241,396		31,246		$7.73
Institutional Shares	$4,064,918		525,890		$7.73

See financial notes 25

 Laudus Mondrian Global Equity Fund

Statement of
Operations
For April 1, 2011 through September 30, 2011; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $10,778)		$128,473
Interest	+	116

Total investment income		128,589

Expenses

Investment adviser fees		20,565
Accounting and administration fees		25,152
Professional fees		23,975
Registration fees		19,099
Transfer agent fees		13,262
Trustees’ fees		3,792
Shareholder reports		1,703
Custodian fees		1,241
Distribution and shareholder services fees (Investor Shares)		131
Sub-Accounting fees:
Investor Shares		79
Select Shares		199
Other expenses	+	1,901

Total expenses		111,099
Expense reduction by adviser	−	85,419

Net expenses	−	25,680

Net investment income		102,909

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(16,935)
Net realized losses on foreign currency transactions	+	(8,685)

Net realized losses		(25,620)
Net unrealized losses on investments		(614,629)
Net unrealized gains on foreign currency translations	+	22,421

Net unrealized losses	+	(592,208)

Net realized and unrealized losses		(617,828)

Decrease in net assets resulting from operations		($514,919)

26 See financial notes

 Laudus Mondrian Global Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/11-9/30/11			4/1/10-3/31/11
Net investment income		$102,909	$111,986
Net realized losses		(25,620)	(91,331)
Net unrealized gains (losses)	+	(592,208)	416,262

Increase (Decrease) in net assets from operations		(514,919)	436,917

Distributions to Shareholders

Distributions from net investment income
Investor Shares		—	(2,245)
Select Shares		—	(6,233)
Institutional Shares	+	—	(107,656)

Total distributions from net investment income		$—	($116,134)

Transactions in Fund Shares

		4/1/11-9/30/11		4/1/10-3/31/11
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		2,778	$24,894	7,287	$58,163
Select Shares		—	—	13,628	111,075
Institutional Shares	+	—	—	—	—

Total shares sold		2,778	$24,894	20,915	$169,238

Shares Reinvested
Investor Shares		—	$—	267	$2,168
Select Shares		—	—	767	6,233
Institutional Shares	+	—	—	13,242	107,691

Total shares reinvested		—	$—	14,276	$116,092

Shares Redeemed
Investor Shares		(1,101)	($9,188)	(6,814)	($55,441)
Select Shares		—	—	(5,739)	(43,795)
Institutional Shares	+	—	—	—	—

Total shares redeemed		(1,101)	($9,188)	(12,553)	($99,236)

Net transactions in fund shares		1,677	$15,706	22,638	$186,094

Shares Outstanding and Net Assets

		4/1/11-9/30/11		4/1/10-3/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		567,759	$4,900,236	545,121	$4,393,359
Total increase or decrease	+	1,677	(499,213)	22,638	506,877

End of period		569,436	$4,401,023	567,759	$4,900,236

Net investment income not yet distributed			$125,534		$22,625

See financial notes 27

Laudus Mondrian Emerging Markets Fund

Financial Statements

Financial Highlights

	4/1/11–		4/1/10–	4/1/09–		4/1/08–	11/2/07[1]–
Investor Shares	9/30/11*		3/31/11	3/31/10		3/31/09	3/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.67		8.79	5.33		9.29	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.17	[2]	0.14 [2]	0.09	[2]	0.11	0.02
Net realized and unrealized gains (losses)	(1.97)		0.90	3.46		(4.01)	(0.72)

Total from investment operations	(1.80)		1.04	3.55		(3.90)	(0.70)
Less distributions:
Distributions from net investment income	—		(0.16)	(0.09)		(0.06)	(0.01)

Net asset value at end of period	7.87		9.67	8.79		5.33	9.29

Total return (%)	(18.61)[3]		11.89	66.74		(42.02)	(6.98)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.80	[4]	1.80	1.81	[5]	1.80	1.82	[4,6]
Gross operating expenses	1.88	[4]	1.91	2.08		2.46	2.79	[4]
Net investment income (loss)	3.60	[4]	1.56	1.17		1.54	0.89	[4]
Portfolio turnover rate	21	[3]	33	44		52	49	[3]
Net assets, end of period ($ x 1,000)	8,065		10,862	9,437		1,927	1,937

	4/1/11–		4/1/10–	4/1/09–		4/1/08–	11/2/07[1]–
Select Shares	9/30/11*		3/31/11	3/31/10		3/31/09	3/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.68		8.80	5.34		9.31	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.18	[2]	0.17 [2]	0.10	[2]	0.08	0.02
Net realized and unrealized gains (losses)	(1.97)		0.90	3.47		(3.97)	(0.70)

Total from investment operations	(1.79)		1.07	3.57		(3.89)	(0.68)
Less distributions:
Distributions from net investment income	—		(0.19)	(0.11)		(0.08)	(0.01)

Net asset value at end of period	7.89		9.68	8.80		5.34	9.31

Total return (%)	(18.49)[3]		12.18	66.91		(41.82)	(6.75)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.52	[4]	1.52	1.53	[7]	1.52	1.54	[4,8]
Gross operating expenses	1.63	[4]	1.66	1.78		2.23	2.74	[4]
Net investment income (loss)	3.86	[4]	1.83	1.17		1.70	0.69	[4]
Portfolio turnover rate	21	[3]	33	44		52	49	[3]
Net assets, end of period ($ x 1,000)	4,463		5,554	4,531		559	760

* Unaudited.
1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 1.80% if certain non-routine expenses (proxy expense) had not been incurred.
6 The ratio of net operating expenses would have been 1.80%, if interest expense had not been included.
7 The ratio of net operating expenses would have been 1.52% if certain non-routine expenses (proxy expense) had not been incurred.
8 The ratio of net operating expenses would have been 1.52%, if interest expense had not been included.

28 See financial notes

 Laudus Mondrian Emerging Markets Fund

Financial Highlights continued

	4/1/11–		4/1/10–	4/1/09–		4/1/08–	11/2/07[1]–
Institutional Shares	9/30/11*		3/31/11	3/31/10		3/31/09	3/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.68		8.80	5.33		9.29	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.18	[2]	0.15 [2]	0.14	[2]	0.10	0.02
Net realized and unrealized gains (losses)	(1.97)		0.92	3.44		(3.98)	(0.71)

Total from investment operations	(1.79)		1.07	3.58		(3.88)	(0.69)
Less distributions:
Distributions from net investment income	—		(0.19)	(0.11)		(0.08)	(0.02)

Net asset value at end of period	7.89		9.68	8.80		5.33	9.29

Total return (%)	(18.49)[3]		12.25	67.27		(41.78)	(6.94)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.45	[4]	1.45	1.46	[5]	1.45	1.47	[4,6]
Gross operating expenses	1.48	[4]	1.51	1.70		2.13	2.62	[4]
Net investment income (loss)	3.92	[4]	1.69	1.79		1.94	0.59	[4]
Portfolio turnover rate	21	[3]	33	44		52	49	[3]
Net assets, end of period ($ x 1,000)	137,219		171,432	90,486		25,234	19,414

* Unaudited.
1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 1.45% if certain non-routine expenses (proxy expense) had not been incurred.
6 The ratio of net operating expenses would have been 1.45%, if interest expense had not been included.

See financial notes 29

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings as of September 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings is also available by visiting the fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

88.8%	Common Stock	145,941,228	133,010,336
9.4%	Preferred Stock	14,914,176	13,970,538

98.2%	Total Investments	160,855,404	146,980,874
1.8%	Other Assets and Liabilities, Net		2,766,252

100.0%	Net Assets		149,747,126

	Number	Value
Security	of Shares	($)

Common Stock 88.8% of net assets

Brazil 8.1%

Materials 1.0%
Companhia Siderurgica Nacional S.A. ADR	197,300	1,566,562

Software & Services 3.0%
Redecard S.A.	325,100	4,426,305

Transportation 2.3%
CCR S.A.	133,100	3,465,095

Utilities 1.8%
CPFL Energia S.A. ADR	123,500	2,735,525

		12,193,487

Chile 2.7%

Utilities 2.7%
Enersis S.A. ADR	242,600	4,102,366

China 24.0%

Banks 5.9%
China Construction Bank Corp., Class H	8,226,950	4,975,954
Industrial & Commercial Bank of China Ltd., Class H	8,154,325	3,937,641

		8,913,595

Capital Goods 3.0%
Beijing Enterprises Holdings Ltd.	902,000	4,528,560

Energy 2.4%
China Shenhua Energy Co., Ltd., Class H	903,000	3,540,708

Food, Beverage & Tobacco 2.8%
Want Want China Holdings Ltd.	4,583,000	4,150,626

Household & Personal Products 1.6%
Hengan International Group Co., Ltd.	293,500	2,344,034

Retailing 1.0%
Belle International Holdings Ltd.	850,392	1,466,069

Telecommunication Services 2.7%
China Mobile Ltd.	416,000	4,066,523

Transportation 2.5%
China Merchants Holdings International Co., Ltd.	942,000	2,525,704
China Shipping Development Co., Ltd., Class H	1,906,000	1,211,885

		3,737,589

Utilities 2.1%
China Resources Power Holdings Co., Ltd.	2,068,000	3,121,345

		35,869,049

India 9.0%

Automobiles & Components 2.2%
Tata Motors Ltd.	1,065,594	3,350,059

Banks 2.1%
Axis Bank Ltd.	146,862	3,069,915

Capital Goods 1.7%
Larsen & Toubro Ltd.	95,004	2,617,066

Diversified Financials 1.9%
Rural Electrification Corp., Ltd.	819,706	2,853,858

Software & Services 1.1%
HCL Technologies Ltd.	192,314	1,588,938

		13,479,836

Indonesia 4.5%

Automobiles & Components 2.0%
PT Astra International Tbk	416,000	2,973,771

Utilities 2.5%
PT Perusahaan Gas Negara	12,501,500	3,757,502

		6,731,273

Kazahkstan 1.4%

Energy 1.4%
KazMunaiGas Exploration Production GDR	148,312	2,174,254

Malaysia 2.0%

Telecommunication Services 2.0%
Maxis Berhad	1,803,800	2,995,931

Mexico 2.4%

Materials 2.4%
Grupo Mexico S.A.B. de C.V., Series B	1,521,700	3,598,943

Peru 2.7%

Banks 2.7%
Credicorp Ltd.	43,794	4,037,807

30 See financial notes

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Philippines 2.5%

Telecommunication Services 2.5%
Philippine Long Distance Telephone Co. ADR	74,400	3,685,032

Republic of Korea 5.2%

Banks 2.2%
KB Financial Group, Inc.	94,540	3,123,800
KB Financial Group, Inc. ADR	4,350	142,506

		3,266,306

Semiconductors & Semiconductor Equipment 3.0%
Samsung Electronics Co., Ltd.	6,530	4,559,614

		7,825,920

Russia 3.2%

Energy 3.2%
Gazprom ADR	235,073	2,244,947
LUKOIL ADR	50,000	2,509,500

		4,754,447

South Africa 5.3%

Diversified Financials 0.8%
African Bank Investments Ltd.	304,768	1,239,762

Energy 1.9%
Sasol Ltd.	68,848	2,823,565

Food, Beverage & Tobacco 2.6%
Tiger Brands Ltd.	149,168	3,866,621

		7,929,948

Taiwan 7.4%

Semiconductors & Semiconductor Equipment 5.3%
MediaTek, Inc.	164,923	1,793,314
Taiwan Semiconductor Manufacturing Co., Ltd.	2,697,719	6,071,922

		7,865,236

Telecommunication Services 2.1%
Chunghwa Telecom Co., Ltd.	92,000	304,696
Chunghwa Telecom Co., Ltd. ADR	86,961	2,869,713

		3,174,409

		11,039,645

Thailand 4.4%

Banks 1.9%
Kasikornbank Public Co., Ltd. NVDR	770,900	2,874,794

Energy 2.5%
PTT PCL	443,900	3,712,852

		6,587,646

Turkey 4.0%

Banks 2.3%
Turkiye Garanti Bankasi A/S	882,869	3,416,526

Energy 1.7%
Tupras-Turkiye Petrol Rafinerileri A/S	126,231	2,588,226

		6,004,752

Total Common Stock
(Cost $145,941,228)		133,010,336

Preferred Stock 9.4% of net assets

Brazil 9.4%

Banks 2.4%
Itausa - Investimentos Itau S.A.	723,685	3,667,979

Energy 1.7%
Petroleo Brasileiro S.A.	243,700	2,475,559

Food, Beverage & Tobacco 2.0%
Companhia de Bebidas das Americas ADR	96,000	2,942,400

Materials 3.3%
Vale S.A. ADR	232,600	4,884,600

Total Preferred Stock
(Cost $14,914,176)		13,970,538

End of Investments.

At 09/30/11, the tax basis cost of the fund’s investments was $164,987,507 and the unrealized appreciation and depreciation were $3,504,540 and ($21,511,173) respectively, with a net unrealized depreciation of ($18,006,633).

At 09/30/11, the values of certain foreign securities held by the fund aggregating $91,738,929 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

See financial notes 31

 Laudus Mondrian Emerging Markets Fund

Statement of
Assets and Liabilities
As of September 30, 2011; unaudited

Assets

Investments, at value (cost $160,855,404)		$146,980,874
Foreign currency, at value (cost $373,662)		370,689
Receivables:
Investments sold		5,661,917
Fund shares sold		573,997
Dividends		342,878
Interest	+	136

Total assets		153,930,491

Liabilities

Payables:
Investments bought		179,621
Due to custodian		3,815,847
Fund shares redeemed		114,628
Foreign capital gains tax		27,668
Investment adviser fees		14,426
Trustee’s retirement plan		12,017
Distribution and shareholder services fees		1,818
Accrued expenses	+	17,340

Total liabilities		4,183,365

Net Assets

Total assets		153,930,491
Total liabilities	−	4,183,365

Net assets		$149,747,126

Net Assets by Source
Capital received from investors		164,242,767
Net investment income not yet distributed		2,735,120
Net realized capital losses		(3,303,291)
Net unrealized capital losses		(13,927,470)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$8,065,062		1,024,823		$7.87
Select Shares	$4,462,988		565,388		$7.89
Institutional Shares	$137,219,076		17,382,052		$7.89

32 See financial notes

 Laudus Mondrian Emerging Markets Fund

Statement of
Operations
For April 1, 2011 through September 30, 2011; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $496,267)		$4,903,522
Interest	+	1,996

Total investment income		4,905,518

Expenses

Investment adviser fees		1,095,596
Custodian fees		92,940
Registration fees		51,080
Transfer agent fees		27,766
Accounting and administration fees		27,741
Professional fees		23,082
Distribution and shareholder services fees (Investor Shares)		12,774
Shareholder reports		6,457
Trustees’ fees		5,732
Interest expense		211
Sub-Accounting fees:
Investor Shares		7,664
Select Shares		3,957
Other expenses	+	19,703

Total expenses		1,374,703
Expense reduction by adviser	−	31,179

Net expenses	−	1,343,524

Net investment income		3,561,994

Realized and Unrealized Gains (Losses)

Net realized losses on investments (net of foreign capital gain tax of $9,094)		(540,533)
Net realized losses on foreign currency transactions	+	(149,600)

Net realized losses		(690,133)
Net unrealized losses on investments (net of foreign capital gain tax of $247,817)		(37,692,595)
Net unrealized losses on foreign currency translations	+	(40,370)

Net unrealized losses	+	(37,732,965)

Net realized and unrealized losses		(38,423,098)

Decrease in net assets resulting from operations		($34,861,104)

See financial notes 33

 Laudus Mondrian Emerging Markets Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/11-9/30/11			4/1/10-3/31/11
Net investment income		$3,561,994	$2,435,477
Net realized gains (losses)		(690,133)	3,562,500
Net unrealized gains (losses)	+	(37,732,965)	11,438,168

Increase (Decrease) in net assets from operations		(34,861,104)	17,436,145

Distributions to Shareholders

Distributions from net investment income
Investor Shares		—	(166,610)
Select Shares		—	(98,351)
Institutional Shares	+	—	(3,143,469)

Total distributions from net investment income		$—	($3,408,430)

Transactions in Fund Shares

		4/1/11-9/30/11		4/1/10-3/31/11
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		122,383	$1,135,210	511,525	$4,732,716
Select Shares		47,614	442,763	395,510	3,401,829
Institutional Shares	+	2,769,497	25,505,319	9,347,046	86,144,096

Total shares sold		2,939,494	$27,083,292	10,254,081	$94,278,641

Shares Reinvested
Investor Shares		—	$—	14,548	$136,891
Select Shares		—	—	6,267	58,975
Institutional Shares	+	—	—	251,426	2,365,918

Total shares reinvested		—	$—	272,241	$2,561,784

Shares Redeemed
Investor Shares		(221,266)	($2,026,899)	(476,328)	($4,266,333)
Select Shares		(55,836)	(534,291)	(343,016)	(3,065,763)
Institutional Shares	+	(3,098,418)	(27,761,353)	(2,173,135)	(20,142,841)

Total shares redeemed		(3,375,520)	($30,322,543)	(2,992,479)	($27,474,937)

Net transactions in fund shares		(436,026)	($3,239,251)	7,533,843	$69,365,488

Shares Outstanding and Net Assets

		4/1/11-9/30/11		4/1/10-3/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		19,408,289	$187,847,481	11,874,446	$104,454,278
Total increase or decrease	+	(436,026)	(38,100,355)	7,533,843	83,393,203

End of period		18,972,263	$149,747,126	19,408,289	$187,847,481

Net investment income not yet distributed/(Distributions in excess of net investment income)			$2,735,120		($826,874)

34 See financial notes

Laudus Mondrian International Fixed Income Fund

Financial Statements

Financial Highlights

	4/1/11–		4/1/10–	4/1/09–	4/1/08–	11/2/07[2]–
	9/30/11*		3/31/11	3/31/10[1]	3/31/09	3/31/08

Per-Share Data ($)

Net asset value at beginning of period	11.86		11.20	10.32	11.29	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.11		0.16	0.26	0.27	0.07
Net realized and unrealized gains (losses)	0.33		0.71	1.06	(0.86)	1.27

Total from investment operations	0.44		0.87	1.32	(0.59)	1.34
Less distributions:
Distributions from net investment income	(0.13)		(0.20)	(0.42)	(0.38)	(0.05)
Distributions from net realized gains	—		(0.01)	(0.02)	—	—

Total distributions	(0.13)		(0.21)	(0.44)	(0.38)	(0.05)

Net asset value at end of period	12.17		11.86	11.20	10.32	11.29

Total return (%)	3.72	[3]	7.86	12.85	(5.40)	13.42	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.69	[4]	0.74	0.76 [5]	0.75	0.75	[4]
Gross operating expenses	0.69	[4]	0.74	0.79	0.87	1.23	[4]
Net investment income (loss)	1.66	[4]	1.67	2.42	2.24	1.98	[4]
Portfolio turnover rate	50	[3]	58	67	92	1	[3]
Net assets, end of period ($ x 1,000)	852,161		966,800	279,274	64,562	52,214

* Unaudited.
1 Effective July 27, 2009, all outstanding Investor Shares and Select Shares were converted into Institutional Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Commencement of operations.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.75% if certain non-routine expenses (proxy expense) had not been incurred.

See financial notes 35

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings as of September 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings is also available by visiting the fund’s website at www.laudus.com.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

67.5%	Government Bonds	564,567,345	575,073,323
10.7%	Government Agency Obligations	86,087,413	91,140,776
6.2%	Corporate Bonds	53,851,627	52,456,411
12.8%	Supranational	97,163,609	109,290,567
0.9%	Other Investment Company	7,728,183	7,728,183

98.1%	Total Investments	809,398,177	835,689,260
1.9%	Other Assets and Liabilities, Net		16,471,320

100.0%	Net Assets		852,160,580

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 67.5% of net assets

Austria 4.6%
Austria Government Bond
6.25%, 07/15/27 (EUR)	20,900,000	38,922,949

Canada 4.4%
Canada Government Bond
3.50%, 01/13/20 (EUR)	25,500,000	37,879,598

Denmark 4.4%
Denmark Government International Bond
3.13%, 03/17/14 (EUR)	27,000,000	37,719,543

Finland 4.4%
Finland Government Bond
5.38%, 07/04/13 (EUR)	26,100,000	37,853,406

France 4.3%
France Government Bond OAT
5.75%, 10/25/32 (EUR)	20,400,000	36,977,255

Germany 9.5%
Bundesobligation
1.75%, 10/09/15 (EUR)	6,750,000	9,334,868
2.75%, 04/08/16 (EUR)	20,000,000	28,768,957
Bundesrepublik Deutschland
3.75%, 01/04/17 (EUR)	4,650,000	7,038,058
Bundesschatzanweisungen
0.75%, 09/14/12 (EUR)	6,050,000	8,129,698
1.75%, 06/14/13 (EUR)	20,000,000	27,346,572

		80,618,153

Japan 23.1%
Japan Government Five Year Bond
0.40%, 09/20/15 (JPY)	4,620,000,000	60,159,492
Japan Government Ten Year Bond
1.10%, 09/20/12 (JPY)	2,640,000,000	34,548,506
0.70%, 03/20/13 (JPY)	330,000,000	4,313,994
1.90%, 06/20/16 (JPY)	2,150,000,000	29,878,505
1.50%, 09/20/18 (JPY)	3,600,000,000	49,533,815
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	1,266,000,000	18,197,507

		196,631,819

Mexico 3.3%
Mexico Government Bond
5.38%, 06/10/13 (EUR)	3,600,000	4,967,793
9.50%, 12/18/14 (MXN)	55,000,000	4,495,434
8.50%, 12/13/18 (MXN)	75,000,000	6,212,830
6.50%, 06/10/21 (MXN)	170,000,000	12,317,858

		27,993,915

Netherlands 2.8%
Netherlands Government Bond
4.25%, 07/15/13 (EUR)	6,000,000	8,529,426
4.00%, 07/15/16 (EUR)	3,000,000	4,484,458
7.50%, 01/15/23 (EUR)	5,360,000	10,803,372

		23,817,256

Poland 6.7%
Poland Government Bond
5.00%, 10/24/13 (PLN)	12,500,000	3,813,324
6.25%, 10/24/15 (PLN)	22,000,000	6,904,931
5.50%, 10/25/19 (PLN)	103,000,000	30,528,725
5.75%, 09/23/22 (PLN)	51,600,000	15,412,449

		56,659,429

Total Government Bonds
(Cost $564,567,345)		575,073,323

Government Agency Obligations 10.7% of net assets

Germany 6.9%
Bayerische Landesbank
1.40%, 04/22/13 (JPY)	750,000,000	9,850,457
Kreditanstalt fuer Wiederaufbau
0.30%, 03/20/13 (JPY)	2,100,000,000	27,274,298
2.05%, 02/16/26 (JPY)	1,550,000,000	21,465,400

		58,590,155

36 See financial notes

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Japan 1.9%
Development Bank of Japan
1.75%, 03/17/17 (JPY)	1,160,000,000	15,975,078

Netherlands 1.9%
Bank Nederlandse Gemeenten
1.85%, 11/07/16 (JPY)	1,200,000,000	16,575,543

Total Government Agency Obligations
(Cost $86,087,413)		91,140,776

Corporate Bonds 6.2% of net assets

Netherlands 0.9%
ING Bank N.V.
6.13%, 05/29/23 (EUR) (a)(b)	6,300,000	7,630,591

Norway 2.4%
Eksportfinans ASA
1.60%, 03/20/14 (JPY)	1,500,000,000	20,077,654

United Kingdom 2.9%
HSBC Holdings plc
6.25%, 03/19/18 (EUR)	500,000	679,624
6.00%, 06/10/19 (EUR)	11,400,000	15,306,917
Lloyds TSB Bank plc
5.63%, 03/05/18 (EUR) (a)(b)	538,000	571,459
5.38%, 09/03/19 (EUR)	6,300,000	8,190,166

		24,748,166

Total Corporate Bonds
(Cost $53,851,627)		52,456,411

Supranational 12.8% of net assets

Asian Development Bank
2.35%, 06/21/27 (JPY)	2,000,000,000	28,557,293
European Investment Bank
1.40%, 06/20/17 (JPY)	2,500,000,000	33,921,853
1.90%, 01/26/26 (JPY)	500,000,000	6,814,469
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	2,900,000,000	39,996,952

Total Supranational
(Cost $97,163,609)		109,290,567

	Number	Value
Security	of Shares	($)

Other Investment Company 0.9% of net assets

United States 0.9%
State Street Institutional Liquid Reserves Fund - Institutional Class (USD)	7,728,183	7,728,183

Total Other Investment Company
(Cost $7,728,183)		7,728,183

End of Investments.

At 09/30/11 the tax basis cost of the fund’s investments was $809,975,588, and the unrealized appreciation and depreciation were $43,526,660 and ($17,812,988), respectively, with a net appreciation of $25,713,672.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

EUR —	euro currency
GBP —	Great British Pound
JPY —	Japanese Yen
MXN —	Mexican Peso
PLN —	Polish Zloty
USD —	U.S. Dollar

In addition to the above, the fund held the following at 09/30/11:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
		to be	to be	to be	to be	(Losses)
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Contracts

10/31/2011	State Street Bank London	GBP	47,002,000	EUR	53,322,896	1,850,356
10/31/2011	State Street Bank London	EUR	7,011,763	GBP	6,146,000	(189,391)

Net unrealized gains on Forward Foreign Currency Contracts						1,660,965

See financial notes 37

 Laudus Mondrian International Fixed Income Fund

Statement of
Assets and Liabilities
As of September 30, 2011; unaudited

Assets

Investments, at value (cost $809,398,177)		$835,689,260
Foreign currency, at value (cost $3,493,410)		3,366,954
Receivables:
Investments sold		96,283,708
Interest		9,661,105
Fund shares sold		2,783,031
Foreign tax reclaims		8,242
Unrealized gains on forward foreign currency contracts		1,850,356
Prepaid expenses	+	53,543

Total assets		949,696,199

Liabilities

Payables:
Investments bought		91,317,710
Distributions to shareholders		4,101,822
Fund shares redeemed		1,854,497
Investment adviser fees		42,463
Trustee’s retirement plan		29,736
Unrealized losses on forward foreign currency contracts	+	189,391

Total liabilities		97,535,619

Net Assets

Total assets		949,696,199
Total liabilities	−	97,535,619

Net assets		$852,160,580

Net Assets by Source
Capital received from investors		800,655,705
Distributions in excess of net investment income		(1,086,335)
Net realized capital gains		25,334,152
Net unrealized capital gains		27,257,058

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$852,160,580		70,021,942		$12.17

38 See financial notes

 Laudus Mondrian International Fixed Income Fund

Statement of
Operations
For April 1, 2011 through September 30, 2011; unaudited

Investment Income

Interest		$11,873,732

Expenses

Investment adviser fees		3,028,167
Custodian fees		144,530
Registration fees		91,052
Transfer agent fees		68,295
Accounting and administration fees		37,006
Professional fees		30,428
Shareholder reports		26,141
Trustees’ fees		14,187
Recouped by manager		429
Interest expense		126
Other expenses	+	65,741

Total expenses	−	3,506,102

Net investment income		8,367,630

Realized and Unrealized Gains (Losses)

Net realized gains on investments		30,691,333
Net realized gains on foreign currency transactions	+	456,562

Net realized gains		31,147,895
Net unrealized gains on investments		2,368,770
Net unrealized gains on foreign currency translations	+	2,312,061

Net unrealized gains	+	4,680,831

Net realized and unrealized gains		35,828,726

Increase in net assets resulting from operations		$44,196,356

See financial notes 39

 Laudus Mondrian International Fixed Income Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/11-9/30/11			4/1/10-3/31/11
Net investment income		$8,367,630	$8,675,322
Net realized gains (losses)		31,147,895	(7,529,220)
Net unrealized gains	+	4,680,831	23,236,180

Increase in net assets from operations		44,196,356	24,382,282

Distributions to Shareholders

Distributions from net investment income		(10,170,094)	(7,683,365)
Distributions from net realized gains	+	—	(588,061)

Total distributions		($10,170,094)	($8,271,426)

Transactions in Fund Shares

		4/1/11-9/30/11		4/1/10-3/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		17,050,735	$210,156,352	69,638,144	$820,566,719
Shares reinvested		200,012	2,445,000	267,033	3,039,957
Shares redeemed	+	(28,734,131)	(361,266,836)	(13,343,783)	(152,191,466)

Net transactions in fund shares		(11,483,384)	($148,665,484)	56,561,394	$671,415,210

Shares Outstanding and Net Assets

		4/1/11-9/30/11		4/1/10-3/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		81,505,326	$966,799,802	24,943,932	$279,273,736
Total increase or decrease	+	(11,483,384)	(114,639,222)	56,561,394	687,526,066

End of period		70,021,942	$852,160,580	81,505,326	$966,799,802

(Distributions in excess of net investment income)/Net investment income not yet distributed			($1,086,335)		$716,129

40 See financial notes

 Laudus Mondrian Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the Laudus Mondrian Funds in this report is a series of Laudus Trust, (the “trust”), an open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust, including the funds discussed in this report, which are highlighted:

Laudus Mondrian International Equity Fund
Laudus Mondrian Global Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Fixed Income Fund
Laudus Growth Investors U.S. Large Cap Growth Fund
Laudus Mondrian Global Fixed Income Fund (has not commenced operations)

Each fund, with the exception of Laudus Mondrian International Fixed Income Fund, offers three share classes: Investor Shares, Select Shares and Institutional Shares.

As of September 21, 2011, the Laudus Mondrian International Fixed Income Fund reopened to new investors. Prior to September 21, 2011, the fund was closed to new investors effective March 11, 2011.

Each class of shares generally has identical rights and preferences, except that each class is subject to different eligibility conditions, bears different distribution and sub-transfer agent expenses, and separate voting rights on matters pertaining solely to that class of shares.

Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value (“NAV”), which is the price for all outstanding shares of the funds.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that trade in markets that close prior to when the funds value their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Forward contracts: valued at a value based on that day’s exchange rates.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the funds’ results of operations.

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of September 30, 2011:

Laudus Mondrian International Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$96,631,052	$—	$96,631,052
Israel(a)	781,620	—	—	781,620
Spain(a)	—	7,903,065	—	7,903,065
Food & Staples Retailing	320,880	—	—	320,880
Other Investment Company(a)	2,519,055	—	—	2,519,055

Total	$3,621,555	$104,534,117	$—	$108,155,672

Other Financial Instruments
Forward Foreign Currency Contracts*	$663,896	$—	$—	$663,896

*	Forward Foreign Curency contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

Laudus Mondrian Global Equity Fund

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$2,235,333	$—	$2,235,333
Israel(a)	59,552	—	—	59,552
United States(a)	2,012,454	—	—	2,012,454
Other Investment Company(a)	66,139	—	—	66,139

Total	$2,138,145	$2,235,333	$—	$4,373,478

Other Financial Instruments
Forward Foreign Currency Contracts*	$19,771	$—	$—	$19,771

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Contracts*	($1,087)	$—	$—	($1,087)

*	Forward Foreign Curency contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Laudus Mondrian Emerging Markets Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$73,010,789	$—	$73,010,789
Brazil(a)	12,193,487	—	—	12,193,487
Chile(a)	4,102,366	—	—	4,102,366
Kazahkstan(a)	2,174,254	—	—	2,174,254
Mexico(a)	3,598,943	—	—	3,598,943
Peru(a)	4,037,807	—	—	4,037,807
Philippines(a)	3,685,032	—	—	3,685,032
Republic of Korea(a)	—	4,559,614	—	4,559,614
Banks	142,506	3,123,800	—	3,266,306
Russia(a)	4,754,447	—	—	4,754,447
Taiwan(a)	—	7,865,236	—	7,865,236
Telecommunication Services	2,869,713	304,696	—	3,174,409
Thailand(a)	—	2,874,794	—	2,874,794
Energy	3,712,852	—	—	3,712,852
Preferred Stock(a)	13,970,538	—	—	13,970,538

Total	$55,241,945	$91,738,929	$—	$146,980,874

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

Laudus Mondrian International Fixed Income Fund

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds(a)	$—	$575,073,323	$—	$575,073,323
Government Agency Obligations(a)	—	91,140,776	—	91,140,776
Corporate Bonds(a)	—	52,456,411	—	52,456,411
Supranational	—	109,290,567	—	109,290,567
Other Investment Company(a)	7,728,183	—	—	7,728,183

Total	$7,728,183	$827,961,077	$—	$835,689,260

Other Financial Instruments
Forward Foreign Currency Contracts*	$1,850,356	$—	$—	$1,850,356

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Contracts*	($189,391)	$—	$—	($189,391)

*	Forward Foreign Curency contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1 and Level 2 for the period ended September 30, 2011.

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The funds entered into forward foreign currency exchange contracts during the period from April 1, 2010 through September 30, 2011. The funds invested in forward currency contracts to defensively hedge part of the funds’ exposure to currencies that were deemed to be overvalued according to Mondrian’s purchasing power parity currency valuation model. The fair value of forward contracts held by the funds is presented on the face of the funds’ Portfolio Holdings. For Laudus Mondrian International Equity Fund, Laudus Mondrian Global Equity Fund and Laudus Mondrian International Fixed Income Fund, the realized gains (losses) were ($177,756), ($10,256) and ($1,571,722), respectively, and the change in unrealized gains (losses) were $746,200, $22,938 and $3,353,440, respectively. Refer to financial note 2(b) for the funds’ accounting policies with respect to forward currency contracts and financial note 3 for disclosures concerning the risks of investing in forward currency contracts. During the period, the monthly average notional amount of forward foreign currency exchange contracts and the monthly average unrealized gains (losses) were as follows:

	Forward Currency	Unrealized
	Exchange Contracts	Gains (Losses)

Laudus Mondrian International Equity Fund	$7,098,183	$67,306
Laudus Mondrian Global Equity Fund	233,552	1,345
Laudus Mondrian Emerging Markets Fund	—	—
Laudus Mondrian International Fixed Income Fund	78,430,045	203,055

(b) Accounting Policies for certain Portfolio Investments (if held):

Forward Currency Contract: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The value of the forward currency contracts are accounted for as unrealized gains or losses until the contracts settle, at which time the gains and losses are realized.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains and losses are reported in foreign currency transaction or translations on the statements of operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price. Dividends and distributions from portfolio securities and

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year with the exception of Laudus Mondrian International Fixed Income Fund which pays quarterly dividends.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges, capital gains on investments on currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of September 30, 2011, if any, are reflected in the funds’ Statement of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(l) New Accounting Pronouncements:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Updates (“ASU”) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new and existing tranfers that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, the FASB issued an update to requirements relating to “Fair Value Measurement which represents amendments to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS.” The amendments include (i) those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011 with early adoption prohibited. The management does not believe the adoption of this update will have a material impact on the funds’ financial statements.

At this time, management is evaluating the implications of these changes and their impact on the financial statements.

3. Risk factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — mid- or small-cap stocks, for instance — a fund’s large-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the fund’s investments in emerging market countries.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Interest rates rise and fall over time, which will affect a fund’s yield and share price. The credit quality of a portfolio investment could also cause the fund’s share price to fall. A fund could lose money if the issuer or guarantor of a portfolio investment or

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

3. Risk factors (continued):

the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower than market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

The Trust’s Board of Trustees oversees the general conduct of the trust and the funds.

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between CSIM and the trust. Mondrian Investment Partners Limited (“Mondrian”), the funds’ sub-adviser, provides day-to-day portfolio management services to the funds, subject to the supervision of CSIM.

For its advisory services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on the funds’ average daily net assets described as follows.

	First $1 billion	Over $1 billion

Laudus Mondrian International Equity Fund	0.85%	0.80%
Laudus Mondrian Global Equity Fund	0.85%	0.80%
Laudus Mondrian Emerging Markets Fund	1.20%	1.15%
Laudus Mondrian International Fixed Income Fund	0.60%	0.60%

CSIM (not the funds) pays a portion of the management fees it receives to Mondrian in return for its services.

CSIM has contractually agreed, until at least July 30, 2013, to waive a portion of its management fee and bear certain expenses of each fund. As such, CSIM further agrees to reimburse the funds to limit the annual expenses, exlusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest (overdraft charges), taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the funds’ business as follows:

	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian
	International	Global	Emerging	International Fixed
	Equity Fund	Equity Fund	Markets Fund	Income Fund

Investor Shares	1.40%	1.40%	1.80%	n/a
Select Shares	1.12%	1.12%	1.52%	n/a
Institutional Shares	1.05%	1.05%	1.45%	0.75%

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the funds’ net expenses to exceed the current limit (as stated in CSIM’s contractual undertaking) during the respective year. As of September 30, 2011, the balance of recoupable expenses is as follows:

	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian
	International	Global	Emerging	International Fixed
Expiration Date	Equity Fund	Equity Fund	Markets Fund	Income Fund

March 31, 2012	$117,504	$155,764	$166,130	$—
March 31, 2013	135,683	155,976	95,858	—
March 31, 2014	86,487	85,419	31,179	—

Total	$339,674	$397,159	$293,167	$—

5. Transfer Agent and Shareholders Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

5. Transfer Agent and Shareholders Services (continued):

The trust has a Distribution and Shareholder Service Plan with respect to its Investor Shares pursuant to Rule 12b-1 under the 1940 Act. The Investor Shares of the funds are sold on a continuous basis by the trust’s distributor, ALPS Distributors, Inc. Under the Distribution and Shareholder Services Plan, the funds pay distribution and shareholder servicing fees in connection with the sale and servicing of the Investor Shares. The annual Distribution and Shareholder Service Fee consists of up to 0.25% of the respective average daily net assets of the Investor Shares. In addition, the trustees have authorized each fund to reimburse, out of the Investor and Select Class assets of the funds, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with Investor or Select Class shares an amount of up to 0.15% of the average daily net assets of that class on an annual basis.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

Until September 2006, a Retirement Plan existed for the independent trustees. After the Retirement Plan closed to new independent trustees, the previously accrued and unpaid benefits continue to be adjusted by performance of the funds. As a result, the amount of the retirement benefits payable to certain independent trustees may increase or decrease based on the performance of the funds.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street Bank and Trust Company. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended September 30, 2011, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Laudus Mondrian International Equity Fund	$17,755,510	$22,502,202
Laudus Mondrian Global Equity Fund	900,600	831,574
Laudus Mondrian Emerging Markets Fund	38,812,363	37,075,774
Laudus Mondrian International Fixed Income Fund	487,813,480	633,563,128

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against the redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(4/1/11-9/30/11)	(4/1/10-3/31/11)

Laudus Mondrian International Equity Fund	$1,418	$843
Laudus Mondrian Global Equity Fund	—	38
Laudus Mondrian Emerging Markets Fund	410	1,109
Laudus Mondrian International Fixed Income Fund	40,876	65,559

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2011, the funds had capital loss carryforwards available to offset net capital gains before the expiration dates:

	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian
	International	Global	Emerging	International Fixed
Expiration Date	Equity Fund	Equity Fund	Markets Fund	Income Fund

March 31, 2017	$—	$4,137	$—	$—
March 31, 2018	—	331,513	—	—
March 31, 2019	430,440	92,150	—	—

Total	$430,440	$427,800	$—	$—

For tax purposes, realized net capital losses, incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2011, the funds had capital losses untilized and aggregate deferred realized net capital losses as follows:

	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian
	International	Global	Emerging	International Fixed
	Equity Fund	Equity Fund	Markets Fund	Income Fund

Capital losses deferred	$—	$62,031	$—	$5,288,362
Capital losses utilized	—	—	3,181,124	—

As of September 30, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and state purpose, four years from the date of filing), as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statement. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

PROXY VOTING RESULTS (Unaudited)

Mondrian Investment Partners Limited (“Mondrian”) serves as investment subadviser to the Laudus Mondrian Funds, which includes the Laudus Mondrian International Equity Fund, Laudus Mondrian Global Equity Fund, Laudus Mondrian Emerging Markets Fund, Laudus Mondrian International Fixed Income Fund, Laudus Mondrian Institutional International Equity Fund and Laudus Mondrian Institutional Emerging Markets Fund (the “Funds”). Immediately prior to July 12, 2011, Mondrian was 73% owned by approximately 80 of its senior employees through Atlantic Value Investment Partnership LP and 27% owned by private equity funds sponsored by Hellman & Friedman, LLC (“H&F”). On July 12, 2011, Mondrian management purchased the entire 27% stake in Mondrian owned by the private equity funds sponsored by H&F.

The Investment Company Act of 1940, as amended (the “1940 Act”), the law that regulates mutual funds, such as the Funds, requires that a fund’s investment advisory agreement terminate whenever there is deemed to be a change in control of the investment adviser or subadviser. The sale of the H&F private equity funds’ 27% stake in Mondrian could be deemed to result in a change in control of Mondrian, effectively terminating Mondrian’s subadvisory agreements with Charles Schwab Investment Management, Inc. (“CSIM”) (“Prior Agreements”). The 1940 Act generally requires a shareholder vote to approve a new subadvisory agreement with a fund’s investment adviser or subadviser. On June 28, 2011, the Funds’ Boards of Trustees approved the new agreements under which Mondrian would continue to serve as subadviser to the Funds, subject to approval of the new agreements by the Funds’ shareholders. The new agreements are similar in all material respects to the Prior Agreements except for the execution date and the clauses relating to duration and termination. The new agreements take effect upon shareholder approval.

A Special Meeting of Shareholders of Laudus Trust and Laudus Institutional Trust and each of the Funds was held on October 5, 2011, for the purpose of seeking shareholder approval of the following proposal: to approve new agreements between CSIM and Mondrian with respect to each Fund. The Special Meeting for Laudus Institutional Trust with respect to the Laudus Mondrian Institutional International Equity Fund was adjourned for the purpose of soliciting additional proxies, and subsequently was held on October 17, 2011. The number of votes necessary to conduct the Special Meetings and approve the proposal was obtained. The results of the votes of shareholders are listed below:

Laudus Trust

	For	Against	Abstain

Laudus Mondrian International Equity Fund	15,204,473.547	68.250	1,694.000
Laudus Mondrian Global Equity Fund	527,171.728	0	0
Laudus Mondrian Emerging Markets Fund	15,359,936.740	5,380.679	8,162.260
Laudus Mondrian International Fixed Income Fund	58,155,285.377	53,034.629	60,336.941

Laudus Institutional Trust

	For	Against	Abstain

Laudus Mondrian Institutional International Equity Fund	1,904,814.273	0	0
Laudus Mondrian Institutional Emerging Markets Fund	4,816,401.308	0	315,560.392

Approval of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in part, to considering whether to renew the investment advisory agreements between Laudus Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”), and the subadvisory agreements between CSIM and Mondrian Investment Partners Limited (“Mondrian”) (such investment advisory and sub-advisory agreements, collectively, the “Agreements”) with respect to Laudus Mondrian Emerging Markets Fund, Laudus Mondrian International Fixed Income Fund, Laudus Mondrian International Equity Fund and Laudus Mondrian Global Equity Fund (the “Funds”). In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and Mondrian, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and Mondrian, as appropriate.

As part of the renewal process and ongoing oversight of the advisory and sub-advisory relationships, Independent Trustees’ legal counsel sends an information request letter to CSIM and CSIM sends an information request letter to Mondrian seeking certain relevant information. The responses by CSIM and Mondrian are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Trustees, considered information relating to its consideration of the continuance of the Agreements at meetings held on April 28, 2011, and June 15, 2011, and approved the renewal of the Agreements for an additional one year term at the meeting held on June 15, 2011. The Board’s approval of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates, and Mondrian, dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of Mondrian; and

5.	the extent to which economies of scale would be realized as the Funds grow, and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the sub-advisory services provided by Mondrian to the Funds and the resources it dedicates to the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and Mondrian to the Funds and the resources of CSIM and its affiliates and the resources of Mondrian dedicated to the Funds supported renewal of the Agreements.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Although, the Funds had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions by Mondrian that were reasonable and consistent with Mondrian’s investment style and the investment objective and policies of each Fund; and (2) that recent performance for the Funds showed improvement. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer categories and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and fees charged by Mondrian to other mutual funds and to other types of accounts, such as separate accounts and wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to Mondrian, directly or indirectly. In this connection, with respect to the profitability of CSIM and its affiliates, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM and Mondrian from their relationships with the Funds, such as whether, by virtue of their management of the Funds, CSIM or Mondrian obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and Mondrian, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and Mondrian, and their respective affiliates. With respect to the profitability of Mondrian, the Board also considered that Mondrian is compensated by CSIM, and not by the Funds directly, and such compensation reflects an arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and Mondrian is reasonable and supported renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets are relatively small through contractual expense waivers. The Trustees also considered CSIM’s agreements to contractual investment advisory fee schedules that, for all Funds, other than Laudus Mondrian International Fixed Income Fund, include lower fees at higher graduated asset levels, and Mondrian’s agreement to contractual sub-advisory fee schedules that, for all Funds, include lower fees at higher graduated asset levels as measured on a complex wide basis. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below give information about the trustees and officers for the Laudus Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 87 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Laudus Trust since 2004.)	Chairman of JDN Corporate Advisory LLC.	70	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Laudus Trust since 2010.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	70	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Laudus Trust since 2004.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	70	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Laudus Trust since 2011.)	Private Investor.	70	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Laudus Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	70	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Laudus Trust since 2010.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	70	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present)

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Laudus Trust since 2010.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	70	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Laudus Trust since 2010.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	70	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Laudus Trust since 2010.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	87	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Laudus Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Chief Financial Officer (Officer of Laudus Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Laudus Trust since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Laudus Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

Catherine MacGregor 1964 Vice President, Chief Legal Officer and Clerk (Officer of Laudus Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President and Assistant Clerk, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

David Lekich 1964 Vice President and Assistant Clerk (Officer of Laudus Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Oct. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Oct. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Oct. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Oct. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Michael Haydel 1972 Vice President (Officer of Laudus Trust since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Laudus Funds retirement policy requires that independent trustees retire at age 72 or after 20 years of service as a trustee, whichever comes first. In addition, the Laudus Funds retirement policy also requires any independent trustee of the Laudus Funds who also serves as an independent trustee of the Schwab Funds to retire from the Boards of Trustees of the Laudus Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

Bond is a security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Bond credit ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

Citigroup non-U.S. Dollar World Government Bond Index measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dividend yield is an expression of a stock’s market value in relationship to its dividend amount as a percentage. It is calculated by dividing the stock’s annual dividends by the market price of the stock.

Duration A measure of an individual bond’s sensitivity to interest rates. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.

Weighted Average Duration A measure of the duration of all bonds in a fund’s portfolio, based on the market value weighted average duration of each bond in the portfolio.

Maturity The date on which the principal amount of a bond is scheduled to be paid. The maturity of a bond will generally be determined using a bond’s final maturity date. However, for certain securities, maturity will be determined using certain maturity shortening features.

Weighted Average Maturity The weighted average of the maturities of the bonds in a fund’s portfolio, determined by weighting each bond’s time to maturity (i.e., the date on which the principal amount of a bond is scheduled to be paid) by the amortized cost of the bond. The weighted average maturity calculation takes into account maturity shortening features, such as interest rate reset, put, demand and call features, if applicable. Generally, the longer a fund’s weighted average maturity, the greater its interest rate risk.

MSCI EAFE Index® (Net) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. This series approximates the minimum possible dividend reinvestment.

MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment.

MSCI World® Index (Net) is a free float-adjusted market capitalization index that is designed to measure global developed markets equity performance. This series approximates the minimum possible dividend reinvestment.

Price to earnings ratio is the price of a stock divided by its historical earnings per share.

Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.

S&P 500 Index is a market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

Sovereign debt refers to debt issued by a national government within a given country and denominated in a foreign currency.

Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov, or by contacting Laudus Funds at 866.452.8387.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

Each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on each fund’s most recent Form N-Q is also available at www.laudus.com.

Notes

Notes

Notes

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Shareholder Services
1.866.452.8387 Investment Professionals
1.800.447.3332 Individual Investors
www.laudus.com

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MFR45085-03

Item 2: Code of Ethics.
     Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
     Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
     Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
     Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jeffrey Mortimer and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1) Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Laudus Trust

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer

Date:	11/15/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer

Date:	11/15/2011

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	11/15/2011